UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Dr., Suite 500, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31, 2006

Date of reporting period:	January 31, 2007

Item 1. Schedule of Investments.

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments

January 31, 2007 (Unaudited)

Principal		Interest	Maturity
Amount*		Rate	Date	Value
Foreign Sovereign Debt Obligations — 66.7%
Australian Dollar — 0.1%
Australia Government Bond
AUD	1,100,000	6.000%	02/15/17	$858,018

British Pound — 5.0%
United Kingdom Treasury
GBP	3,400,000	4.250	03/07/11	6,416,897
	5,140,000	8.000	09/27/13	11,694,120
	1,300,000	8.750	08/25/17	3,347,314
	7,240,000	8.000	06/07/21	18,798,276
	4,750,000	4.250	06/07/32	9,019,218
	700,000	4.250	03/07/36	1,405,820
	2,150,000	4.250	12/07/55	4,124,624

				54,806,269

Canadian Dollar — 2.8%
Government of Canada
CAD	26,100,000	6.000	06/01/08	22,698,883
	3,900,000	4.500	06/01/15	3,385,755
	4,350,000	5.750	06/01/29	4,478,378

				30,563,016

Danish Krone — 0.6%
Kingdom of Denmark
DKK	20,000,000	6.000	11/15/09	3,674,451
	16,000,000	4.000	11/15/15	2,786,699

				6,461,150

Euro — 35.7%
Federal Republic of Germany
EUR	14,250,000	5.250	01/04/08	18,782,786
	20,000,000	3.750	01/04/09	25,972,103
	68,750,000	3.500	04/08/11	87,823,019
	13,830,000	4.000	07/04/16	17,894,818
	4,750,000	6.250	01/04/24	7,708,116
	13,300,000	4.750	07/04/28	18,576,567
	10,950,000	4.750	07/04/34	15,439,384
	50,000	4.000	01/04/37	62,750
Government of France
	18,300,000	5.250	04/25/08	24,198,329
	10,700,000	3.500	04/25/15	13,366,807
	5,300,000	5.500	04/25/29	8,121,098
Kingdom of Belgium
	17,500,000	5.000	09/28/12	23,868,530
Kingdom of Spain
	2,000,000	6.000	01/31/08	2,656,904
	2,950,000	4.200	07/30/13	3,870,372
	10,000,000	4.400	01/31/15	13,281,651
Kingdom of The Netherlands
	19,900,000	3.750	07/15/09	25,776,078
	29,800,000	4.250	07/15/13	39,236,753
Republic of Austria
	13,650,000	3.500	07/15/15	17,044,220
Republic of Italy
	13,100,000	5.500	11/01/10	17,932,180
	7,500,000	6.000	05/01/31	11,883,125

				393,495,590

Japanese Yen — 21.3%
Government of Japan
JPY	4,475,000,000	0.900	12/22/08	37,218,480

Principal		Interest	Maturity
Amount*		Rate	Date	Value
Foreign Sovereign Debt Obligations — (continued)
Japanese Yen — (continued)
JPY	4,500,000,000	0.800%	09/20/09	$37,246,859
	7,300,000,000	0.800	12/20/10	59,958,358
	1,000,000,000	1.300	06/20/12	8,309,944
	4,105,000,000	1.000	06/20/13	33,292,543
	285,000,000	1.400	12/20/15	2,316,553
	1,825,000,000	1.900	03/20/24	14,782,591
	400,000,000	1.900	06/20/25	3,215,048
	1,325,000,000	2.000	12/20/25	10,783,093
	785,000,000	2.500	09/20/34	6,676,513
Government of Japan CPI Linked Bond
	85,000,000	0.800	12/10/15	681,543
	109,000,000	0.800	03/10/16	872,957
	170,000,000	1.000	06/10/16	1,378,764
	2,107,000,000	1.100	09/10/16	17,279,390
	166,000,000	1.100	12/10/16	1,360,188

				235,372,824

Polish Zloty — 0.8%
Poland Government Bond
PLN	25,900,000	5.750	03/24/10	8,903,426

Swedish Krona — 0.4%
Kingdom of Sweden
SEK	11,000,000	6.750	05/05/14	1,848,172
	20,000,000	4.500	08/12/15	2,972,395

				4,820,567

TOTAL FOREIGN SOVEREIGN DEBT OBLIGATIONS				$735,280,860
Corporate Bonds — 5.7%
Banks — 2.3%
Banca Popolare di Bergamo Capital Trust(a)
EUR	1,180,000	8.364%	08/15/49	$1,732,765
Barclays Bank PLC(a)
	1,300,000	4.750	03/29/49	1,494,082
Citicorp
DEM	4,500,000	6.250	09/19/09	3,129,576
Credit Suisse First Boston London(a)
	$1,330,000	7.900	05/29/49	1,337,703
Instituto de Credito Oficial MTN
	2,100,000	4.625	10/26/10	2,065,749
Landwirtschaftliche Rentenbank
	8,940,000	5.000	11/08/16	8,829,090
Merita Bank Ltd.
	1,010,000	6.500	04/01/09	1,033,123
National Westminster Bank PLC(a)
	370,000	7.750	04/29/49	374,389
OTP Bank Nyrt.(a)
EUR	1,374,000	5.875	11/29/49	1,799,255
RBS Capital Trust I(a)
	$860,000	4.709	12/29/49	813,707
Resona Bank Ltd. MTN(a)
EUR	1,180,000	3.750	04/15/15	1,502,236

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal		Interest	Maturity
Amount*		Rate	Date	Value
Corporate Bonds — (continued)
Banks — (continued)
Schieneninfrastructurfinanzierungs-Gesellschaft mBH MTN
	$760,000	4.625%	11/21/13	$735,867

				24,847,542

Capital Goods — 0.2%
Bombardier, Inc.(b)
	250,000	6.300	05/01/14	238,125
	360,000	7.450	05/01/34	333,900
Tyco International Group SA
EUR	1,440,000	6.125	04/04/07	1,880,577

				2,452,602

Communications — 0.6%
AMFM, Inc.
	$900,000	8.000	11/01/08	932,270
Bell Atlantic New Jersey, Inc.
	65,000	8.000	06/01/22	73,175
Comcast Cable Communications
	1,900,000	8.375	05/01/07	1,913,798
Comcast Cable Communications Holdings, Inc.
	170,000	9.455	11/15/22	220,686
Cox Communications, Inc.
	1,850,000	4.625	01/15/10	1,810,402
Deutsche Telekom International Finance BV
	230,000	8.250	06/15/30	280,858
Verizon Global Funding Corp.
	1,380,000	6.125	06/15/07	1,383,522

				6,614,711

Consumer Cyclicals — 0.2%
Time Warner, Inc.
	1,650,000	7.700	05/01/32	1,865,800

Consumer Noncyclical — 0.1%
Imperial Tobacco Overseas BV
	1,410,000	7.125	04/01/09	1,449,334

Electric — 0.2%
TXU Corp. Series O
	2,060,000	4.800	11/15/09	2,006,949

Financial Companies — 0.8%
Capital One Financial Corp.
	4,540,000	5.700	09/15/11	4,582,985
Countrywide Home Loan MTN
	710,000	4.250	12/19/07	702,730
Dexia Funding Luxembourg(a)
EUR	2,155,000	4.892	11/30/49	2,769,104
PHH Corp.
	$1,233,000	6.000	03/01/08	1,232,313

				9,287,132

Insurance — 1.2%
AXA SA(a)
EUR	2,280,000	5.777	07/29/49	3,057,582

Principal		Interest	Maturity
Amount*		Rate	Date	Value
Corporate Bonds — (continued)
Insurance — (continued)
CNA Financial Corp.
	$420,000	6.600%	12/15/08	$427,525
Endurance Specialty Holdings Ltd.
	20,000	7.000	07/15/34	20,366
Friends Provident PLC(a)
GBP	670,000	6.292	06/29/49	1,286,335
Generali Finance BV
EUR	3,150,000	5.479	02/28/49	4,116,430
Royal & Sun Alliance Insurance Group(a)
GBP	784,000	6.701	05/29/49	1,543,967
SL Finance PLC(a)
EUR	540,000	6.375	07/12/22	759,550
GBP	850,000	6.546	11/29/49	1,667,282

				12,879,037

Transportation — 0.1%
OeBB Infrastruktur Bau AG
	$810,000	4.750	10/28/13	784,913

TOTAL CORPORATE BONDS				$62,188,020

Foreign Debt Obligation — 0.3%
Sovereign — 0.3%
Quebec Province of Canada
3,350,000	5.13%	11/14/2016	$3,304,440

Asset-Backed Securities(a) — 0.1%
Mortgages — 0.1%
Countrywide Home Equity Loan Trust Series 2004-Q, Class 2A
	$743,790	5.620%	12/15/33	$745,581
First Horizon ABS Trust Series 2004-HE3, Class A
	780,581	5.610	10/25/34	782,861

				1,528,442

TOTAL ASSET-BACKED SECURITIES				$1,528,442
Mortgage-Backed Obligations(a) — 2.0%
CMO — 1.2%
Granite Master Issuer PLC
GBP	4,450,000	5.663	12/20/54	$8,743,170
Holmes Master Issuer PLC Series 2006-1X, Class 3A3
	2,250,000	5.653	07/15/40	4,421,853

				13,165,023

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Home Equity — 0.8%
American Home Mortgage Investment Trust Series 2004-3, Class 1A
$160,522	5.690%	10/25/34	$160,671
Countrywide Alternative Loan Trust Series 2005-82, Class A1
5,371,894	5.590	02/25/36	5,380,088
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1
2,104,781	5.530	03/20/46	2,106,270
Sequoia Mortgage Trust Series 2004-10, Class A3A
890,040	5.737	11/20/34	892,012

			8,539,041

TOTAL MORTGAGE- BACKED OBLIGATIONS			$21,704,064
U.S. Treasury Obligations — 7.8%
Sovereign — 7.8%
United States Treasury Bonds
$4,520,000	4.250%	08/15/15	$4,339,376
19,500,000	7.500	11/15/24	25,151,099
United States Treasury Inflation Protected Securities
1,554,745	3.375	01/15/12	1,624,587
23,309,775	1.875	07/15/15	22,402,792
United States Treasury Notes
9,750,000	2.625	05/15/08	9,465,495
24,020,000	4.250	08/15/13	23,274,996

			86,258,345

TOTAL U.S. TREASURY OBLIGATIONS			$86,258,345
Agency Debentures — 9.5%
FHLB
$25,000,000	5.125%	06/13/08	$24,976,525
40,000,000	5.375	08/19/11	40,512,520
FHLMC
6,250,000	5.000	02/08/08	6,233,144
11,600,000	4.125	07/12/10	11,257,141
20,000,000	5.250	07/18/11	20,114,340
FNMA
1,450,000	3.550	11/16/07	1,430,606

TOTAL AGENCY DEBENTURES			$104,524,276

	Dividend	Maturity
Shares	Rate	Date	Value
Preferred Stock(a) — 0.1%
BCI US Funding Trust II
870,000	5.358	10/15/49	$1,156,592

	Exercise	Expiration
Contracts*	Rate	Date	Value
Options Purchased — 0.0%
Cross Currency Option Call BRL 7,384,000 Put JPY
417,196,000	56.500	04/01/07	$43,235

	Exercise	Expiration
Contracts*	Rate	Date	Value
Options Purchased — (continued)
Cross Currency Option Call BRL 7,384,000 Put JPY
417,196,000	56.500	07/01/07	$40,069

TOTAL OPTIONS PURCHASED			$83,304

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Short-Term Obligation — 7.0%
Time Deposit — 7.0%
Rabobank
$76,914,816	5.250%	02/01/07	$76,914,816

TOTAL INVESTMENTS — 99.2%			$1,092,943,159

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%			8,972,714

NET ASSETS — 100.0%			$1,101,915,873

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* The principal/contract amount of each security is stated in the currency in which the bond/option is denominated. See below.

Currency Description
$	= U.S. Dollar
AUD	= Australian Dollar
BRL	= Brazilian Real
CAD	= Canadian Dollar
DEM	= German Mark
DKK	= Danish Krone
EUR	= Euro Currency
GBP	= British Pounds
JPY	= Japanese Yen
NZD	= New Zealand Dollar
PLN	= Polish Zloty
SEK	= Swedish Krona

(a) Variable rate security. Interest/dividend rate disclosed is that which is in effect at January 31, 2007.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities have been determined to be illiquid by the Investment Adviser. Total market value of illiquid Rule 144A securities amounts to $ 572,025, which represents approximately 0.1% of net assets as of January 31, 2007.

For information on the mutual funds, please call our toll fee Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
CMO	— Collateralized Mortgage Obligation
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
MTN	— Medium-Term Note

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FOREIGN CURRENCY CONTRACTS — At January 31, 2007, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency	Expiration	Value on		Unrealized
Purchase Contracts	Date	Settlement Date	Current Value	Gain/(Loss)

Argentine Peso	03/01/07	$1,437,461	$1,444,130	$6,669
Argentine Peso	03/29/07	572,000	569,708	(2,292)
Argentine Peso	04/23/07	1,939,000	1,920,521	(18,479)
Argentine Peso	04/24/07	718,000	713,352	(4,648)
Australian Dollar	03/21/07	1,260,869	1,247,842	(13,027)
Australian Dollar	03/22/07	51,600,852	51,049,124	(551,728)
Brazilian Real	02/01/07	2,307,000	2,363,968	56,968
Brazilian Real	04/16/07	539,479	550,107	10,628
Brazilian Real	04/24/07	1,614,000	1,622,891	8,891
Brazilian Real	04/26/07	1,387,128	1,399,253	12,125
Brazilian Real	04/30/07	4,378,076	4,380,924	2,848
Brazilian Real	05/04/07	2,314,764	2,331,633	16,869
British Pound	02/16/07	4,273,263	4,420,544	147,281
British Pound	03/21/07	1,808,421	1,804,176	(4,245)
British Pound	03/22/07	41,890,629	42,078,717	188,088
British Pound	03/22/07	69,306,000	69,039,388	(266,612)
Canadian Dollar	03/21/07	1,383,455	1,348,629	(34,826)
Canadian Dollar	03/22/07	11,132,862	11,018,159	(114,703)
Euro	03/21/07	4,335,363	4,351,199	15,836
Euro	03/22/07	19,608,000	19,728,485	120,485
Euro	03/22/07	66,047,516	65,085,821	(961,695)
Hungarian Forint	03/21/07	1,423,264	1,443,525	20,261
Iceland Krona	03/21/07	86,739	88,189	1,450
Indian Rupee	02/13/07	2,462,521	2,474,355	11,834
Indian Rupee	02/20/07	3,845,303	3,920,284	74,981
Indian Rupee	03/07/07	1,997,918	2,021,021	23,103
Indian Rupee	03/07/07	659,000	657,700	(1,300)
Indian Rupee	04/10/07	1,448,944	1,456,187	7,243

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (Continued)

Open Forward Foreign Currency	Expiration	Value on		Unrealized
Purchase Contracts	Date	Settlement Date	Current Value	Gain/(Loss)

Indian Rupee	04/16/07	$2,427,697	$2,444,923	$17,226
Indian Rupee	04/30/07	1,398,268	1,394,210	(4,058)
Indian Rupee	05/04/07	1,225,756	1,220,727	(5,029)
Indonesian Rupiah	02/02/07	1,155,000	1,165,759	10,759
Indonesian Rupiah	02/09/07	3,790,208	3,823,720	33,512
Indonesian Rupiah	02/28/07	1,586,813	1,598,358	11,545
Indonesian Rupiah	03/07/07	225,356	223,941	(1,415)
Indonesian Rupiah	04/18/07	2,791,000	2,782,711	(8,289)
Indonesian Rupiah	05/02/07	732,658	733,223	565
Indonesian Rupiah	05/02/07	1,538,000	1,532,636	(5,364)
Israeli Shekel	03/21/07	9,135,908	9,002,928	(132,980)
Japanese Yen	03/22/07	2,189,000	2,205,319	16,319
Japanese Yen	03/22/07	41,178,863	40,346,595	(832,268)
Malaysian Ringgit	03/23/07	6,401,743	6,461,050	59,307
Malaysian Ringgit	04/05/07	851,000	850,171	(829)
Malaysian Ringgit	04/11/07	119,000	119,021	21
Malaysian Ringgit	04/11/07	851,000	849,201	(1,799)
Malaysian Ringgit	04/12/07	1,073,317	1,075,099	1,782
Malaysian Ringgit	04/16/07	1,469,064	1,472,081	3,017
Malaysian Ringgit	05/07/07	418,847	418,415	(432)
Mexican Peso	03/21/07	1,789,000	1,801,509	12,509
Mexican Peso	03/21/07	14,847,341	14,664,117	(183,224)
New Zealand Dollar	03/22/07	9,442,653	9,447,037	4,384
New Zealand Dollar	03/22/07	28,470,404	28,329,291	(141,113)
Norwegian Krone	03/21/07	523,265	538,744	15,479
Norwegian Krone	03/22/07	24,450,407	24,967,377	516,970
Norwegian Krone	03/22/07	25,541,280	25,098,678	(442,602)
Philippine Peso	02/02/07	1,764,099	1,752,951	(11,148)
Philippine Peso	02/13/07	532,384	543,017	10,633
Philippine Peso	02/15/07	5,992,351	6,112,155	119,804
Philippine Peso	02/20/07	276,945	281,137	4,192
Philippine Peso	03/05/07	239,549	243,016	3,467
Philippine Peso	03/06/07	1,089,526	1,102,186	12,660

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (Continued)

Open Forward Foreign Currency	Expiration	Value on		Unrealized
Purchase Contracts	Date	Settlement Date	Current Value	Gain/(Loss)

Philippine Peso	03/12/07	$1,211,724	$1,223,648	$11,924
Philippine Peso	05/04/07	1,749,338	1,753,134	3,796
Philippine Peso	05/07/07	659,000	655,713	(3,287)
Polish Zloty	03/21/07	1,764,099	1,693,695	(70,404)
Russian Ruble	02/02/07	1,061,823	1,071,962	10,139
Russian Ruble	02/06/07	2,003,287	2,011,162	7,875
Russian Ruble	02/12/07	1,835,257	1,840,975	5,718
Russian Ruble	02/13/07	1,306,335	1,316,191	9,856
Russian Ruble	02/20/07	1,466,499	1,478,431	11,932
Russian Ruble	02/27/07	2,595,842	2,609,034	13,192
Russian Ruble	02/27/07	1,003,589	995,287	(8,302)
Russian Ruble	03/07/07	716,620	722,134	5,514
Russian Ruble	03/12/07	3,250,856	3,277,303	26,447
Russian Ruble	04/02/07	4,267,548	4,226,825	(40,723)
Russian Ruble	04/04/07	843,601	839,796	(3,805)
Russian Ruble	04/20/07	3,967,938	3,930,896	(37,042)
Russian Ruble	05/17/07	202,166	202,749	583
Singapore Dollar	03/21/07	730,770	732,553	1,783
Singapore Dollar	03/21/07	1,550,000	1,542,965	(7,035)
Singapore Dollar	03/22/07	9,685,964	9,702,922	16,958
South African Rand	03/22/07	3,584,717	3,512,891	(71,826)
South Korean Won	02/01/07	1,015,000	1,015,394	394
South Korean Won	02/01/07	1,556,558	1,528,478	(28,080)
South Korean Won	02/07/07	2,302,073	2,284,029	(18,044)
South Korean Won	02/15/07	2,466,000	2,441,943	(24,057)
South Korean Won	02/20/07	2,545,181	2,544,685	(496)
South Korean Won	02/28/07	2,509,813	2,475,074	(34,739)
South Korean Won	03/02/07	2,419,511	2,389,171	(30,340)
Swedish Krona	03/22/07	50,968,455	50,053,007	(915,448)
Swedish Krona	03/22/07	40,212,000	40,355,951	143,951
Swiss Franc	03/21/07	2,229,000	2,166,470	(62,530)
Swiss Franc	03/22/07	3,523,178	3,496,667	(26,511)
Taiwan Dollar	04/09/07	1,126,313	1,126,184	(129)

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (Continued)

Open Forward Foreign Currency	Expiration	Value on		Unrealized
Purchase Contracts	Date	Settlement Date	Current Value	Gain/(Loss)

Thailand Baht	02/05/07	$1,415,622	$1,502,559	$86,937
Thailand Baht	02/28/07	1,209,000	1,263,846	54,846
Turkish Lira	02/07/07	1,712,865	1,821,204	108,339
Turkish Lira	02/08/07	1,382,000	1,429,034	47,034
Turkish Lira	02/12/07	614,990	632,342	17,352
Turkish Lira	02/20/07	309,000	316,200	7,200
Turkish Lira	03/01/07	1,251,823	1,285,470	33,647
Turkish Lira	03/21/07	4,469,000	4,520,525	51,525
Turkish Lira	04/16/07	661,528	675,395	13,867
Turkish Lira	04/27/07	1,108,362	1,127,277	18,915
Turkish Lira	05/01/07	2,289,674	2,309,477	19,803
Yuan Renminbi	02/09/07	1,474,498	1,482,360	7,862
Yuan Renminbi	02/16/07	1,856,615	1,863,609	6,994
Yuan Renminbi	02/26/07	374,666	373,786	(880)
Yuan Renminbi	02/28/07	2,417,000	2,423,873	6,873
Yuan Renminbi	03/06/07	1,100,061	1,101,164	1,103
Yuan Renminbi	03/06/07	1,350,308	1,349,916	(392)
Yuan Renminbi	03/22/07	3,459,641	3,457,786	(1,855)

TOTAL OPEN FORWARD FOREIGN CURRENCY PURCHASE CONTRACTS		$684,082,237	$681,284,277	$(2,797,960)

Open Forward Foreign Currency	Expiration	Value on		Unrealized
Sale Contracts	Date	Settlement Date	Current Value	Gain/(Loss)

Australian Dollar	03/21/07	$1,261,778	$1,247,842	$13,936
Australian Dollar	03/22/07	21,935,326	21,760,137	175,189
Australian Dollar	03/22/07	30,792,000	30,974,448	(182,448)
Brazilian Real	02/01/07	2,347,445	2,363,968	(16,523)
Brazilian Real	03/06/07	439,000	439,586	(586)
Brazilian Real	05/04/07	2,484,000	2,487,880	(3,880)
British Pound	02/16/07	57,001,674	58,877,692	(1,876,018)
British Pound	02/16/07	19,232,432	19,100,597	131,835
British Pound	03/21/07	1,783,778	1,777,867	5,911

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (Continued)

Open Forward Foreign Currency	Expiration	Value on		Unrealized
Sale Contracts	Date	Settlement Date	Current Value	Gain/(Loss)

British Pound	03/22/07	$21,549,687	$21,827,366	$(277,679)
Canadian Dollar	03/21/07	1,362,000	1,330,280	31,720
Canadian Dollar	03/22/07	29,233,000	29,142,380	90,620
Canadian Dollar	03/22/07	30,671,000	30,829,265	(158,265)
Canadian Dollar	04/12/07	32,083,162	32,074,584	8,578
Chilean Peso	04/04/07	459,012	452,331	6,681
Chilean Peso	04/12/07	2,594,357	2,586,621	7,736
Chilean Peso	04/18/07	1,143,781	1,127,168	16,613
Chilean Peso	04/30/07	1,441,000	1,425,201	15,799
Danish Krone	03/22/07	7,165,356	7,056,282	109,074
Euro	02/27/07	420,517,967	424,475,954	(3,957,987)
Euro	03/21/07	15,943,186	15,795,520	147,666
Euro	03/21/07	6,610,308	6,636,085	(25,777)
Euro	03/22/07	100,423,954	99,168,410	1,255,544
Euro	03/22/07	85,309,132	85,760,793	(451,661)
Hong Kong Dollar	03/21/07	5,524,812	5,491,935	32,877
Hungarian Forint	03/21/07	926,739	908,141	18,598
Indian Rupee	02/13/07	1,246,950	1,261,300	(14,350)
Indian Rupee	02/20/07	2,130,088	2,135,670	(5,582)
Indian Rupee	03/07/07	1,754,302	1,758,113	(3,811)
Indian Rupee	04/10/07	250,708	251,208	(500)
Indian Rupee	04/30/07	125,182	125,043	139
Indonesian Rupiah	02/02/07	1,159,754	1,165,759	(6,005)
Indonesian Rupiah	03/07/07	331,000	333,713	(2,713)
Israeli Shekel	03/21/07	585,000	586,117	(1,117)
Japanese Yen	02/28/07	231,856,805	234,105,530	(2,248,725)
Japanese Yen	03/22/07	57,652,444	56,377,627	1,274,817
Japanese Yen	03/22/07	30,661,000	30,979,234	(318,234)
Malaysian Ringgit	02/06/07	833,355	841,330	(7,975)
Malaysian Ringgit	03/23/07	1,000,893	1,000,422	471
Mexican Peso	03/21/07	5,899,649	5,820,085	79,564
Mexican Peso	03/21/07	3,736,000	3,756,339	(20,339)

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (Continued)

Open Forward Foreign Currency	Expiration	Value on		Unrealized
Sale Contracts	Date	Settlement Date	Current Value	Gain/(Loss)

New Zealand Dollar	03/21/07	$7,596,219	$7,541,217	$55,002
New Zealand Dollar	03/22/07	9,738,000	9,537,002	200,998
New Zealand Dollar	03/22/07	8,600,256	8,626,361	(26,105)
Norwegian Krone	03/22/07	9,804,000	10,099,075	(295,075)
Philippine Peso	02/02/07	1,743,999	1,752,951	(8,952)
Polish Zloty	02/13/07	9,553,058	9,217,294	335,764
Polish Zloty	03/21/07	980,000	994,735	(14,735)
Russian Ruble	02/02/07	1,526,307	1,527,592	(1,285)
Russian Ruble	02/12/07	3,473,693	3,482,269	(8,576)
Russian Ruble	02/27/07	1,614,000	1,617,721	(3,721)
Russian Ruble	05/17/07	538,065	539,940	(1,875)
Singapore Dollar	03/21/07	4,160,331	4,174,720	(14,389)
Singapore Dollar	03/22/07	9,743,000	9,774,909	(31,909)
South African Rand	03/22/07	7,596,793	7,464,450	132,343
South African Rand	03/22/07	1,603,190	1,623,311	(20,121)
South Korean Won	02/01/07	2,544,235	2,543,872	363
South Korean Won	02/07/07	2,372,000	2,361,026	10,974
South Korean Won	02/15/07	2,425,230	2,418,277	6,953
South Korean Won	02/20/07	2,233,960	2,225,218	8,742
South Korean Won	02/28/07	878,824	876,419	2,405
South Korean Won	03/02/07	1,027,628	999,573	28,055
South Korean Won	04/30/07	3,445,100	3,447,251	(2,151)
South Korean Won	05/02/07	2,929,000	2,932,710	(3,710)
Swedish Krona	03/21/07	5,468,466	5,391,659	76,807
Swedish Krona	03/22/07	19,476,000	19,055,662	420,338
Swedish Krona	03/22/07	31,752,458	32,116,062	(363,604)
Swiss Franc	03/21/07	2,240,248	2,182,184	58,064
Swiss Franc	03/22/07	53,442,804	52,139,056	1,303,748
Swiss Franc	03/22/07	29,872,000	29,976,499	(104,499)
Taiwan Dollar	02/15/07	2,055,000	2,045,328	9,672
Taiwan Dollar	02/16/07	2,055,000	2,045,518	9,482
Taiwan Dollar	04/09/07	6,221,228	6,156,502	64,726

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (Continued)

Open Forward Foreign Currency	Expiration	Value on		Unrealized
Sale Contracts	Date	Settlement Date	Current Value	Gain/(Loss)

Taiwan Dollar	04/23/07	$1,220,141	$1,217,907	$2,234
Taiwan Dollar	04/26/07	3,901,323	3,912,257	(10,934)
Thailand Baht	02/05/07	1,469,263	1,502,491	(33,228)
Thailand Baht	02/28/07	213,738	212,634	1,104
Thailand Baht	02/28/07	478,000	496,659	(18,659)
Turkish Lira	02/08/07	501,000	502,864	(1,864)

TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS		$1,495,952,573	$1,500,346,998	$(4,394,425)

Open Forward Foreign Currency	Expiration	Purchase	Sale	Unrealized
Cross Contracts (Purchase/Sale)	Date	Current Value	Current Value	Gain (Loss)

Czech Koruna/Euro	03/21/07	$3,583,307	$3,516,247	$(67,060)
	03/21/07	3,537,937	3,583,307	45,370
Euro/Czech Koruna	03/21/07	13,026,941	12,950,925	(76,016)
	03/21/07	12,922,198	13,029,900	107,702
Euro/Iceland Krona	03/21/07	1,010,257	996,845	(13,412)
	03/21/07	1,042,476	1,010,257	(32,219)
Euro/Norwegian Krone	03/21/07	2,104,056	2,085,071	(18,985)
	03/21/07	2,088,411	2,104,056	15,645
Euro/Polish Zloty	03/21/07	8,148,228	8,124,474	(23,754)
	03/21/07	10,335,525	10,458,736	123,211
Euro/Slovakian Koruna	03/21/07	210,518	208,269	(2,249)
	03/21/07	208,269	210,310	2,041
Euro/Swedish Krona	03/21/07	790,403	783,876	(6,527)
	03/21/07	776,481	790,403	13,922
Hungarian Forint/Euro	03/21/07	8,148,989	8,003,079	(145,910)
	03/21/07	13,172,190	13,354,906	182,716
Iceland Krona/Euro	03/21/07	951,988	954,287	2,299
	03/21/07	914,138	951,988	37,850
Norwegian Krone/Euro	03/21/07	1,581,013	1,570,006	(11,007)
	03/21/07	1,566,223	1,581,013	14,790
Polish Zloty/Euro	03/21/07	12,524,598	12,100,973	(423,625)
	03/21/07	12,335,477	12,508,824	173,347
Slovakian Koruna/Euro	03/21/07	5,107,227	5,081,552	(25,675)
	03/21/07	2,285,925	2,312,276	26,351
Swedish Krona/Euro	03/21/07	803,525	792,400	(11,125)
	03/21/07	798,383	803,525	5,142

TOTAL OPEN FORWARD FOREIGN CURRENCY CROSS CONTRACTS (PURCHASE/SALE)		$119,974,683	$119,867,505	$(107,178)

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (Continued)

FUTURES CONTRACTS — At January 31, 2007, the following futures contracts were open:

	Number of
	Contracts	Settlement	Market	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

2 Year Euro-Schatz	(137)	March 2007	$(18,405,086)	$120,167
10 Year Euro-Bund	14	March 2007	2,091,570	(65,674)
Japan 10 Year Treasury Bond	53	March 2007	58,937,045	(26,868)
U.K. Life Short Sterling	1,066	March 2007	39,124	(13,041)
U.K. Life Short Sterling	(1,066)	March 2007	(6,521)	6,520
U.K. Life Long Gilt	55	March 2007	11,439,627	(362,804)
U.S. Treasury Bonds	791	March 2007	87,108,875	(985,938)
2 Year U.S. Treasury Notes	(4)	March 2007	(814,375)	5,000
5 Year U.S. Treasury Notes	(343)	March 2007	(35,854,219)	96,250
10 Year U.S. Treasury Notes	(535)	March 2007	(57,111,250)	169,281

			$47,424,790	$(1,057,107)

SWAP CONTRACTS — At January 31, 2007, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

			Rates Exchanged
					Upfront
	Notional		Payments	Payments	Payments
Swap	Amount	Termination	received by	made by	Made (Received) by the	Unrealized
Counterparty	(000s)	Date	the Fund	the Fund	Fund	Gain (Loss)

Deutsche Bank AG(a)	EUR 57,260	02/23/09	6 month EURO	3.940%	$—	$241,868
Credit Suisse First Boston International (London)(a)	EUR 45,410	02/23/09	6 month EURO	3.970%	—	275,739
Barclays Bank PLC(a)	EUR 99,830	03/20/09	3.900%	6 month EURO	(335,297)	(480,125)
Credit Suisse First Boston International (London)(a)	USD 59,270	03/20/09	5.000%	3 month LIBOR	109,000	(426,131)
Citibank NA(a)	EUR 36,320	03/20/09	3.900%	6 month EURO	195,816	100,849
Citibank NA(a)	EUR 36,320	03/20/09	6 month EURO	3.900%	208,549	88,117
Merrill Lynch Capital Markets	CAD 10,200	07/15/10	3 month CDOR	3.636%	—	193,838
Merrill Lynch Capital Markets	CAD 10,300	07/15/10	3 month CDOR	3.641%	—	194,329
Merrill Lynch Capital Markets	USD 6,600	07/19/10	4.398%	3 month LIBOR	—	(178,182)
Merrill Lynch Capital Markets	USD 6,600	07/19/10	4.402%	3 month LIBOR	—	(177,347)
Merrill Lynch Capital Markets	CAD 10,150	03/08/11	4.396%	3 month CDOR	—	16,637
Merrill Lynch Capital Markets	USD 7,050	03/10/11	3 month LIBOR	5.236%	—	(86,350)

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (Continued)

			Rates Exchanged
					Upfront
	Notional		Payments	Payments	Payments
Swap	Amount	Termination	received by	made by	Made (Received) by the	Unrealized
Counterparty	(000s)	Date	the Fund	the Fund	Fund	Gain (Loss)

Deutsche Bank AG	CAD 7,450	04/12/11	4.588%	3 month CDOR	$—	$61,951
Credit Suisse First Boston International (London)	USD 4,350	04/18/11	3 month LIBOR	5.368%	—	(77,005)
UBS AG (London)	CAD 2,000	07/25/11	3 month CDOR	4.668%	—	(23,786)
Deutsche Bank AG	CAD 1,260	07/25/11	3 month CDOR	4.618%	—	(12,563)
Deutsche Bank AG	NZD 2,700	07/27/11	7.003%	3 month ZDOR	—	(1,959)
Deutsche Bank AG	CAD 1,260	07/28/11	3 month CDOR	4.635%	—	(13,363)
Deutsche Bank AG	CAD 990	07/28/11	3 month CDOR	4.650%	—	(11,076)
UBS AG (London)	NZD 4,300	07/28/11	7.020%	3 month ZDOR	—	1,430
Deutsche Bank AG	NZD 2,700	08/01/11	6.965%	3 month ZDOR	—	(4,009)
Deutsche Bank AG	NZD 2,120	08/01/11	6.955%	3 month ZDOR	—	(3,767)
Deutsche Bank AG	CAD 1,860	08/01/11	3 month CDOR	4.579%	—	(15,566)
Deutsche Bank AG	NZD 3,980	08/03/11	6.889%	3 month ZDOR	—	(14,556)
Deutsche Bank AG	CAD 1,260	08/04/11	3 month CDOR	4.578%	—	(10,530)
Deutsche Bank AG	NZD 2,700	08/08/11	6.915%	3 month ZDOR	—	(7,737)
Deutsche Bank AG	CAD 1,260	08/08/11	3 month CDOR	4.565%	—	(9,877)
Deutsche Bank AG	CAD 3,460	08/09/11	3 month CDOR	4.561%	—	(26,586)
UBS AG (London)	CAD 9,050	08/10/11	3 month CDOR	4.553%	—	(66,443)
Deutsche Bank AG	NZD 2,700	08/10/11	6.893%	3 month ZDOR	—	(9,312)
Deutsche Bank AG	CAD 3,900	08/10/11	3 month CDOR	4.570%	—	(31,278)
Deutsche Bank AG	CAD 3,900	08/10/11	3 month CDOR	4.552%	—	(28,557)
Deutsche Bank AG	NZD 2,830	08/11/11	6.903%	3 month ZDOR	—	(8,235)
UBS AG (London)	NZD 19,470	08/15/11	6.916%	3 month ZDOR	—	(53,032)
Deutsche Bank AG	NZD 8,390	08/15/11	6.955%	3 month ZDOR	—	(16,113)
Deutsche Bank AG	NZD 8,390	08/15/11	6.943%	3 month ZDOR	—	(16,222)
Citibank NA	JPY 1,680,000	09/21/11	6 month JYOR	1.605%	—	(258,746)
Citibank NA	USD 10,000	09/21/11	5.600%	3 month LIBOR	18,261	261,021
Citibank NA	EUR 6,250	09/21/11	4.031%	6 month EURO	—	(55,041)
Deutsche Bank AG	JPY 420,000	09/21/11	6 month JYOR	1.610%	—	(65,789)
Deutsche Bank AG	EUR 1,600	09/21/11	4.022%	6 month EURO	—	(14,886)
Deutsche Bank AG	JPY 450,000	09/21/11	6 month JYOR	1.581%	—	(65,465)
Deutsche Bank AG	EUR 1,650	09/21/11	4.074%	6 month EURO	—	(10,440)
Deutsche Bank AG	NZD 14,680	09/27/11	3 month ZDOR	6.900%	—	36,236

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (Continued)

			Rates Exchanged
					Upfront
	Notional		Payments	Payments	Payments
Swap	Amount	Termination	received by	made by	Made (Received) by the	Unrealized
Counterparty	(000s)	Date	the Fund	the Fund	Fund	Gain (Loss)

Deutsche Bank AG	CAD 7,020	09/27/11	4.158%	3 month CDOR	$—	$(56,305)
National Australia Bank	CAD 9,230	09/27/11	4.165%	3 month CDOR	—	(71,885)
Deutsche Bank AG	CAD 2,400	09/27/11	4.168%	3 month CDOR	—	(18,461)
Deutsche Bank AG	CAD 690	09/28/11	4.179%	3 month CDOR	—	(5,013)
National Australia Bank	NZD 19,320	09/29/11	3 month ZDOR	6.925%	—	32,617
Deutsche Bank AG	NZD 5,030	09/29/11	3 month ZDOR	6.928%	—	8,127
Deutsche Bank AG	NZD 1,440	10/03/11	3 month ZDOR	6.965%	—	451
National Australia Bank	CAD 5,360	10/03/11	4.176%	3 month CDOR	—	(37,013)
National Australia Bank	NZD 9,600	10/05/11	3 month ZDOR	6.990%	—	(3,853)
UBS AG (London)	CAD 2,820	10/05/11	4.195%	3 month CDOR	—	(18,630)
Deutsche Bank AG	CAD 2,520	10/06/11	4.183%	3 month CDOR	—	(17,884)
UBS AG (London)	NZD 5,050	10/10/11	3 month ZDOR	7.038%	—	(9,308)
Deutsche Bank AG	NZD 4,500	10/10/11	3 month ZDOR	7.053%	—	(10,316)
Deutsche Bank AG(a)	EUR 63,440	02/22/12	3.900%	6 month EURO	—	(1,229,608)
Credit Suisse First Boston International (London)(a)	EUR 50,350	02/22/12	3.950%	6 month EURO	—	(859,720)
JP Morgan Securities, Inc.(a)	USD 95,000	03/20/12	3 month LIBOR	5.000%	1,147,000	(77,735)
Deutsche Bank AG(a)	SEK 83,000	03/20/12	4.000%	3 month SKOF	22,724	(233,058)
Citibank NA(a)	EUR 40,420	03/20/12	3.900%	6 month EURO	(443,784)	(384,386)
Citibank NA(a)	EUR 40,410	03/20/12	3.900%	6 month EURO	(478,889)	(349,077)
Citibank NA(a)	EUR 61,000	03/20/12	6 month EURO	3.900%	1,257,102	(45,311)
Citibank NA(a)	AUD 24,270	03/20/12	6.200%	6 month BBSW	31,772	(245,192)
Deutsche Bank AG(a)	AUD 18,200	03/20/12	6.200%	6 month BBSW	(143,940)	(16,103)
Barclays Bank PLC(a)	USD 17,470	03/20/12	5.000%	3 month LIBOR	124,609	(321,242)
Citibank NA(a)	EUR 16,320	03/20/12	6 month EURO	3.900%	(39,282)	373,665
National Australia Bank(a)	AUD 13,280	03/20/12	6.200%	6 month BBSW	(142,476)	25,698
Deutsche Bank AG(a)	AUD 8,610	03/20/12	6.200%	6 month BBSW	(63,827)	(11,885)
Barclays Bank PLC(a)	GBP 8,240	03/20/12	5.100%	6 month BP	(108,076)	(264,796)
National Australia Bank(a)	USD 7,550	03/20/12	3 month LIBOR	5.000%	51,360	27,360
Credit Suisse First Boston International (London)(a)	GBP 7,340	03/20/12	5.100%	6 month BP	36,142	299,241
Deutsche Bank AG(a)	USD 4,930	03/20/12	3 month LIBOR	5.000%	(6,178)	61,280
Citibank NA(a)	JPY 4,690,000	03/20/12	1.500%	6 month JYOR	117,899	140,045
Deutsche Bank AG(a)	AUD 4,500	03/20/12	6.200%	6 month BBSW	(42,168)	2,597

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (Continued)

			Rates Exchanged
					Upfront
	Notional		Payments	Payments	Payments
Swap	Amount	Termination	received by	made by	Made (Received) by the	Unrealized
Counterparty	(000s)	Date	the Fund	the Fund	Fund	Gain (Loss)

Deutsche Bank AG(a)	AUD 4,500	03/20/12	6.200%	6 month BBSW	$(40,165)	$594
Deutsche Bank AG(a)	AUD 4,300	03/20/12	6.200%	6 month BBSW	(28,787)	(9,025)
Deutsche Bank AG(a)	USD 2,940	03/20/12	3 month LIBOR	5.000%	4,450	26,204
Deutsche Bank AG(a)	USD 2,940	03/20/12	3 month LIBOR	5.000%	2,227	28,427
Deutsche Bank AG(a)	USD 2,460	03/20/12	3 month LIBOR	5.000%	(8,244)	35,933
Citibank NA(a)	JPY 8,396,000	03/20/14	6 month JYOR	1.700%	(543,838)	50,217
JP Morgan Securities, Inc.(a)	JPY 5,621,000	03/20/14	6 month JYOR	1.700%	(394,116)	43,714
Barclays Bank PLC(a)	USD 27,620	03/20/14	3 month LIBOR	5.100%	(366,500)	674,887
Morgan Stanley Capital Services	EUR 23,000	06/13/16	4.198%	6 month EURO	—	343,130
Citibank NA	JPY 489,000	06/28/16	6 month JYOR	2.100%	—	(117,260)
Citibank NA	EUR 1,905	06/28/16	4.281%	6 month EURO	—	44,447
Citibank NA	JPY 489,000	06/29/16	6 month JYOR	2.119%	—	(123,658)
Citibank NA	EUR 1,905	06/29/16	4.296%	6 month EURO	—	47,437
Morgan Stanley Capital Services	EUR 5,150	07/13/16	4.290%	6 month EURO	—	125,940
Morgan Stanley Capital Services(a)	SEK 242,000	03/20/17	3 month SKOF	4.000%	1,298,322	(1)
Credit Suisse First Boston International (London)(a)	SEK 165,310	03/20/17	3 month SKOF	4.000%	55,862	827,990
Credit Suisse First Boston International (London)(a)	SEK 50,000	03/20/17	3 month SKOF	4.000%	117,359	149,972
Credit Suisse First Boston International (London)(a)	SEK 17,500	03/20/17	3 month SKOF	4.000%	46,138	47,428
Credit Suisse First Boston International (London)(a)	USD 10,770	03/20/17	5.100%	3 month LIBOR	100,276	(288,383)
Credit Suisse First Boston International (London)(a)	EUR 10,080	03/20/17	4.000%	6 month EURO	43,289	(409,767)
Credit Suisse First Boston International (London)(a)	GBP 8,650	03/20/17	6 month BP	4.900%	5,116	553,696
Deutsche Bank AG(a)	EUR 6,300	03/20/17	4.000%	6 month EURO	(170,407)	(92,966)
Citibank NA(a)	EUR 5,500	03/20/17	4.000%	6 month EURO	(97,720)	(102,243)
Citibank NA(a)	JPY 2,059,000	03/20/17	1.900%	6 month JYOR	108,427	(50,175)
Citibank NA(a)	SEK 57,500	03/20/17	3 month SKOF	4.000%	233,483	73,948
Deutsche Bank AG(a)	EUR 19,670	02/22/22	6 month EURO	4.050%	—	1,058,952
Credit Suisse First Boston International (London)(a)	EUR 15,630	02/22/22	6 month EURO	4.080%	—	775,308
Citibank NA(a)	EUR 12,690	03/21/22	6 month EURO	4.000%	463,370	316,265
Citibank NA(a)	EUR 12,700	03/21/22	6 month EURO	4.000%	448,133	332,615
Credit Suisse First Boston International (London)	EUR 4,200	12/10/35	3.904%	3 month EURO	—	(483,339)
Credit Suisse First Boston International (London)	EUR 1,350	12/24/35	3.838%	6 month EURO	—	(174,825)
Merrill Lynch Capital Markets	EUR 2,180	04/14/36	4.438%	6 month EURO	—	61,111

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (Continued)

			Rates Exchanged
					Upfront
	Notional		Payments	Payments	Payments
Swap	Amount	Termination	received by	made by	Made (Received) by the	Unrealized
Counterparty	(000s)	Date	the Fund	the Fund	Fund	Gain (Loss)

Merrill Lynch Capital Markets	EUR 2,170	04/14/36	4.446%	6 month EURO	$—	$64,673
Credit Suisse First Boston International (London)	USD 1,080	05/12/36	5.750%	3 month LIBOR	—	22,144
Credit Suisse First Boston International (London)	USD 2,170	05/12/36	5.756%	3 month LIBOR	—	45,264
Deutsche Bank AG	EUR 1,850	05/23/36	6 month EURO	4.558%	—	(99,023)
Barclays Bank PLC	USD 2,000	06/27/36	5.843%	3 month LIBOR	—	108,269
Credit Suisse First Boston International (London)(a)	EUR 10,910	03/20/37	4.000%	6 month EURO	(724,918)	(307,787)
Barclays Bank PLC(a)	EUR 9,250	03/20/37	4.000%	6 month EURO	245,007	650,411
BNP Paribas SA (London)(a)	EUR 9,030	03/20/37	6 month EURO	4.000%	91,944	762,808
Credit Suisse First Boston International (London)(a)	EUR 4,800	03/20/37	6 month EURO	4.000%	102,216	362,434
Barclays Bank PLC(a)	GBP 2,700	03/20/37	4.300%	6 month BP	(112,276)	(204,057)

TOTAL					$2,394,965	$1,047,950

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to January 31, 2007.

CDOR	— Canadian Dollar Offered Rate
LIBOR	— London Interbank Offered Rate
BP	— British Pound Offered Rate
EURO	— Euro Offered Rate
JYOR	— Japanese Yen Offered Rate
ZDOR	— New Zealand Dollar Offered Rate
SKOF	— Swedish Krona Offered Rate
BBSW	— Australian Bank Bill Swap Reference Rate

TAX INFORMATION — At January 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,100,038,483

Gross unrealized gain	7,966,286
Gross unrealized loss	(15,061,610)

Net unrealized security loss	$(7,095,324)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments

January 31, 2007 (Unaudited)

Principal		Interest		Maturity
Amount ·		Rate		Date	Value
Corporate Bonds — 92.6%
Aerospace — 1.1%
Argo-Tech Corp. (B/B2)
	$4,500,000	9.250%		06/01/11	$4,860,000
BE Aerospace, Inc. (B+/B3)
	2,000,000	8.875		05/01/11	2,075,000
FastenTech, Inc. (B-/B3)
	1,250,000	11.500		05/01/11	1,309,375
K&F Acquisition, Inc. (B-/Caa1)
	7,625,000	7.750		11/15/14	7,891,875
Mecachrome International, Inc. (B-/B3)
EUR	2,500,000	9.000		05/15/14	3,242,082
MTU Aero Engines (BB-/Ba3)
	1,800,000	8.250		04/01/14	2,609,957
Sequa Corp. (BB-/B2)
	$4,000,000	9.000		08/01/09	4,230,000
Standard Aero Holdings, Inc. (B-/Caa1)
	5,750,000	8.250		09/01/14	5,807,500
Vought Aircraft Industries, Inc. (CCC/B3)
	2,500,000	8.000		07/15/11	2,406,250

					34,432,039

Agriculture — 0.5%
Land O’ Lakes, Inc. (B+/Ba3)
	320,000	8.750		11/15/11	332,800
Land O’ Lakes, Inc. (BB/Ba2)
	3,000,000	9.000		12/15/10	3,187,500
National Beef Packing Co. LLC/NB Finance Corp. (B-/Caa1)
	2,750,000	10.500		08/01/11	2,908,125
Swift & Co. (B-/Caa1)
	3,000,000	10.125		10/01/09	3,097,500
Swift & Co. (CCC+/Caa1)
	4,125,000	12.500		01/01/10	4,331,250

					13,857,175

Automotive — 2.1%
FCE Bank PLC (B+/B1)(a)
EUR	2,000,000	4.722		09/30/09	2,583,238
Ford Motor Co. (CCC+/Caa1)
	$6,500,000	7.450		07/16/31	5,265,000
	1,000,000	8.900		01/15/32	875,000
Ford Motor Credit Co. (B/B1)
	2,500,000	9.750	(b)	09/15/10	2,650,399
	11,250,000	9.875		08/10/11	12,026,701
	14,000,000	7.250		10/25/11	13,692,282
	4,000,000	7.000		10/01/13	3,821,556
	4,000,000	8.000		12/15/16	3,941,712
General Motors Corp. (B-/Caa1)
	1,750,000	8.800	(c)	03/01/21	1,690,938
	2,500,000	8.250		07/15/23	2,365,625
	15,750,000	8.375		07/15/33	14,805,000
General Motors Nova Scotia Finance Co. (B-/Caa1)
	750,000	6.850		10/15/08	744,375

					64,461,826

Automotive — Distributor — 0.1%
Keystone Automotive Operations, Inc. (CCC+/Caa1)
	4,000,000	9.750		11/01/13	3,940,000

Principal		Interest	Maturity
Amount ·		Rate	Date	Value
Corporate Bonds — (continued)
Automotive Parts — 1.5%
Accuride Corp. (B-/B3)
	$3,000,000	8.500%	02/01/15	$2,925,000
Affinia Group, Inc. (CCC+/B3)
	2,375,000	9.000	11/30/14	2,351,250
American Axle & Manufacturing, Inc. (BB/Ba3)
	2,000,000	5.250	02/11/14	1,705,000
Tenneco Automotive, Inc. (B/Ba3)
	2,000,000	10.250	07/15/13	2,185,000
Tenneco, Inc. (B/B3)
	3,250,000	8.625	11/15/14	3,363,750
The Goodyear Tire & Rubber Co. (B-/B2)
	4,000,000	11.250	03/01/11	4,410,000
	3,000,000	9.000	07/01/15	3,228,750
The Goodyear Tire & Rubber Co. (B-/B3)
	5,000,000	7.857	08/15/11	5,106,250
TRW Automotive, Inc. (BB-/B1)
	3,250,000	11.000	02/15/13	3,558,750
EUR	2,838,000	11.750	02/15/13	4,124,280
TRW Automotive, Inc. (BB-/Ba3)
	$1,250,000	9.375	02/15/13	1,337,500
United Components, Inc. (CCC+/Caa1)
	5,500,000	9.375	06/15/13	5,726,875
Visteon Corp. (CCC+/Caa2)
	3,500,000	8.250	08/01/10	3,500,000
	2,000,000	7.000	03/10/14	1,765,000

				45,287,405

Building Materials — Consumer — 0.4%
Collins & Aikman Floor Cover (B-/B3)
	1,750,000	9.750	02/15/10	1,798,125
Culligan Finance Corp. B.V. (B-/B3)
EUR	3,000,000	8.000	10/01/14	4,213,077
Heating Finance PLC (B-/B2)
GBP	1,750,000	7.875	03/31/14	3,317,884
Interface, Inc. (CCC+/B3)
	$2,000,000	9.500	02/01/14	2,125,000
Werner Holdings Co., Inc. (WR)(d)
	3,000,000	10.000	11/15/07	251,250

				11,705,336

Building Materials — Fixtures & Fittings — 3.6%
ACIH, Inc. (CCC+/Caa1)(b)(e)
	6,250,000	11.500	12/15/12	4,937,500
Associated Materials, Inc. (CCC/B3)
	1,250,000	9.750	04/15/12	1,309,375
Associated Materials, Inc. (CCC/Caa2)(e)
	12,250,000	11.250	03/01/14	8,973,125
CPG International, Inc. (B-/B3)
	2,375,000	10.500	07/01/13	2,472,969
Goodman Global Holdings Co., Inc. (B-/B3)
	13,500,000	7.875	12/15/12	13,567,500
Grohe Holding (CCC+/Caa1)
EUR	18,500,000	8.625	10/01/14	24,624,342
Jacuzzi Brands, Inc. (B/B2)
	$3,000,000	9.625	07/01/10	3,195,000

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal		Interest	Maturity
Amount ·		Rate	Date	Value
Corporate Bonds — (continued)
Building Materials — Fixtures & Fittings — (continued)
Legrand S.A. (BB+/Baa3)
	$5,050,000	8.500%	02/15/25	$5,883,250
Nortek, Inc. (CCC+/B3)
	22,250,000	8.500	09/01/14	22,138,750
NTK Holdings, Inc. (CCC+/Caa1)(e)
	14,000,000	10.750	03/01/14	10,325,000
Panolam Industries International, Inc. (CCC+/Caa1)(b)
	5,000,000	10.750	10/01/13	5,300,000
PLY Gem Industries, Inc. (CCC+/Caa1)
	6,500,000	9.000	02/15/12	5,866,250

				108,593,061

Building Materials — Materials — 0.3%
Carmeuse Lime B.V. (BB/Ba3)
EUR	5,625,000	10.750	07/15/12	7,899,519
Texas Industries, Inc. (BB-/Ba3)
	$1,000,000	7.250	07/15/13	1,022,500

				8,922,019

Capital Goods — Others — 2.2%
Altra Industrial Motion, Inc. (CCC+/B1)
	1,750,000	9.000	12/01/11	1,811,250
Baldor Electric Co. (B/B3)
	9,750,000	8.625	02/15/17	10,054,687
Briggs & Stratton Corp. (BB+/Ba1)
	2,500,000	8.875	03/15/11	2,687,500
General Cable Corp. (B+/B1)
	2,500,000	9.500	11/15/10	2,650,000
Mueller Group, Inc. (B/B3)
	2,600,000	10.000	05/01/12	2,814,500
Mueller Holdings, Inc. (B/B3)(e)
	6,438,000	14.750	04/15/14	5,826,390
RBS Global & Rexnord Corp. (CCC+/B3)(b)
	12,500,000	9.500	08/01/14	12,968,750
	3,500,000	8.875	09/01/16	3,500,000
RBS Global & Rexnord Corp. (CCC+/Caa1)(b)
	10,500,000	11.750	08/01/16	11,235,000
Sensata Technologies BV (B-/Caa1)(b)(d)
	8,250,000	8.250	05/01/14	8,157,188
Texon International PLC (WR)(d)
DEM	2,250,000	10.000	02/01/10	—
VAC Finanzierung GMBH (CCC+/B3)
EUR	3,000,000	9.250	04/15/16	4,222,852

				65,928,117

Chemicals — 6.5%
Basell AF SCA (B-/B2)
	5,000,000	8.375	08/15/15	7,095,108
Basell AF SCA (B-/B2)(b)
	$9,750,000	8.375	08/15/15	10,140,000
BCP Crystal Holdings Corp. (B/B3)
	650,000	9.625	06/15/14	716,625
BCP Crystal Holdings Corp. (B/B3)(e)
	650,000	10.000	10/01/14	555,750

Principal		Interest		Maturity
Amount ·		Rate		Date	Value
Corporate Bonds — (continued)
Chemicals — (continued)
BCP Crystal Holdings Corp. Series B (B/B3)(e)
	$13,452,000	10.500%		10/01/14	$11,568,720
Compass Minerals International, Inc. (B-)(e)
	8,750,000	12.750		12/15/12	8,640,625
	7,750,000	12.000		06/01/13	7,440,000
Equistar Chemical/Funding (BB-/B1)
	3,000,000	10.625		05/01/11	3,180,000
Equistar Chemicals LP (BB-/B1)
	2,750,000	10.125		09/01/08	2,908,125
	2,000,000	7.550		02/15/26	1,940,000
Ferro Corp. (B/WR)
	3,250,000	9.125		01/01/09	3,339,375
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC (B-/B3)(b)
	10,250,000	9.750		11/15/14	10,711,250
Huntsman ICI Chemicals LLC (B/B2)
	1,845,000	9.875		03/01/09	1,890,548
Huntsman International LLC (B/B3)(b)
	2,500,000	7.875		11/15/14	2,581,250
Ineos Group Holdings PLC (B-/B2)
EUR	6,750,000	7.875		02/15/16	8,291,746
Ineos Group Holdings PLC (B-/B2)(b)
	$12,750,000	8.500		02/15/16	12,255,937
Invista (B+/Ba3)(b)
	6,000,000	9.250		05/01/12	6,420,000
KRATON Polymers LLC/Capital Corp. (B-/B3)
	7,250,000	8.125		01/15/14	7,277,187
LBC Luxembourg (CCC+/Caa1)
EUR	3,250,000	11.000		05/15/14	4,998,345
Lyondell Chemical Co. (B+/B1)
	$2,000,000	8.250		09/15/16	2,120,000
Lyondell Chemical Co. (BB/Ba2)
	4,000,000	10.500		06/01/13	4,400,000
Momentive Performance Materials, Inc. (B-/B3)(b)
	10,750,000	9.750		12/01/14	10,991,875
	3,500,000	10.125		12/01/14	3,613,750
Momentive Performance Materials, Inc. (CCC+/Caa2)(b)
	7,000,000	11.500		12/01/16	7,070,000
PQ Corp. (B-/B3)
	6,500,000	7.500		02/15/13	6,467,500
Rhodia S.A. (B-/B2)
	2,500,000	10.250		06/01/10	2,859,375
EUR	4,500,000	6.507	(a)(b)	10/15/13	5,959,500
Rhodia S.A. (B-/B3)
	$4,714,000	8.875		06/01/11	4,955,593
EUR	6,641,000	9.250		06/01/11	9,185,695
Rockwood Specialties Group, Inc. (B-/B3)
	10,500,000	7.625		11/15/14	14,660,236
Rockwood Specialties, Inc. (B-/B3)
	$3,645,000	10.625		05/15/11	3,877,369
SPCM SA (B/B3)(b)
EUR	2,750,000	8.250		06/15/13	3,893,528
The Mosaic Co. (BB-/B1)(b)
	$1,000,000	7.375		12/01/14	1,012,500

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal		Interest	Maturity
Amount ·		Rate	Date	Value
Corporate Bonds — (continued)
Chemicals — (continued)
	$2,000,000	7.625%	12/01/16	$2,045,000

				195,062,512

Conglomerates — 1.6%
Blount, Inc. (B/B2)
	6,375,000	8.875	08/01/12	6,550,312
Bombardier, Inc. (BB/Ba2)(b)
	6,250,000	6.750	05/01/12	6,187,500
	3,000,000	8.000	11/15/14	3,112,500
EUR	2,000,000	7.250	11/15/16	2,684,900
Invensys PLC (B-/B2)(b)
	$1,463,000	9.875	03/15/11	1,578,211
Noma Luxembourg S.A. (B+/B1)
EUR	2,000,000	9.750	07/15/11	2,909,076
Park-Ohio Industries, Inc. (B-/B3)
	$5,000,000	8.375	11/15/14	4,800,000
Polypore International, Inc. (CCC+/Caa2)(e)
	4,000,000	10.500	10/01/12	3,440,000
Polypore, Inc. (CCC+/Caa1)
EUR	8,000,000	8.750	05/15/12	9,493,723
Trimas Corp. (CCC+/B3)
	$6,375,000	9.875	06/15/12	6,438,750

				47,194,972

Consumer Products — Household & Leisure — 3.1%
Affinion Group, Inc. (B-/B2)
	6,000,000	10.125	10/15/13	6,450,000
Affinion Group, Inc. (B-/Caa1)
	4,500,000	11.500	10/15/15	4,837,500
Ames True Temper (CCC-/Caa3)
	3,750,000	10.000	07/15/12	3,562,500
FTD Group, Inc. (B-/B3)
	2,430,000	7.750	02/15/14	2,433,037
Harry & David Holdings, Inc. (B-/B3)
	2,750,000	9.000	03/01/13	2,729,375
Safilo Capital International S.A. (B/B2)
EUR	7,475,000	9.625	05/15/13	10,692,434
Sealy Mattress Co. (B/B2)
	$4,250,000	8.250	06/15/14	4,473,125
Simmons Bedding Co. (CCC+/B2)
	3,000,000	7.875	01/15/14	3,086,250
Simmons Bedding Co. (CCC+/B3)
	4,500,000	10.000	12/15/14	3,723,750
Solo Cup Co. (CCC-/Caa2)
	4,000,000	8.500	02/15/14	3,505,000
Spectrum Brands, Inc. (CCC-/Caa2)
	6,000,000	8.500	10/01/13	5,617,500
	13,500,000	7.375	02/01/15	11,677,500
True Temper Sports, Inc. (CCC/Caa2)
	2,500,000	8.375	09/15/11	2,103,125
Vertrue, Inc. (B/Ba3)
	3,000,000	9.250	04/01/14	3,183,750
Visant Corp. (B-/B2)
	6,375,000	7.625	10/01/12	6,502,500

Principal		Interest	Maturity
Amount ·		Rate	Date	Value
Corporate Bonds — (continued)
Consumer Products — Household & Leisure — (continued)
Visant Holding Corp. (B-/B3)
	$11,250,000	8.750%	12/01/13	$11,784,375
Visant Holding Corp. (B-/B3)(e)
	7,125,000	10.250	12/01/13	6,341,250

				92,702,971

Consumer Products — Industrial — 0.7%
Johnsondiversey Holdings, Inc. (CCC+/Caa1)(e)
	7,000,000	10.670	05/15/13	7,070,000
Johnsondiversey, Inc. (CCC+/B3)
EUR	3,500,000	9.625	05/15/12	4,789,809
	$4,005,000	9.625	05/15/12	4,205,250
Norcross Safety Products (B-/B2)
	4,250,000	9.875	08/15/11	4,526,250
Safety Products Holdings, Inc. Series B (B-/B3)(f)
	1,881,310	11.750	01/01/12	2,022,408

				22,613,717

Consumer Products — Non Durable — 1.3%
Chattem, Inc. (B/B2)
	1,750,000	7.000	03/01/14	1,734,687
Del Laboratories, Inc. (CCC/Caa2)
	6,500,000	8.000	02/01/12	6,134,375
Jafra Cosmetics International, Inc. (B-/B1)
	1,303,000	10.750	05/15/11	1,387,695
Leiner Health Products, Inc. (CCC/Caa1)
	2,125,000	11.000	06/01/12	2,220,625
Nutro Products, Inc. (CCC/Caa1)(b)
	2,500,000	10.750	04/15/14	2,737,500
Playtex Products, Inc. (B-/Caa1)
	6,500,000	9.375	06/01/11	6,735,625
Prestige Brands, Inc. (B-/B3)
	2,100,000	9.250	04/15/12	2,126,250
Reddy Ice Holdings, Inc. (B-/B3)(e)
	3,750,000	10.500	11/01/12	3,337,500
Sally Holdings LLC (CCC+/B2)(b)
	7,000,000	9.250	11/15/14	7,157,500
Sally Holdings LLC (CCC+/Caa1)(b)
	6,000,000	10.500	11/15/16	6,135,000

				39,706,757

Defense — 0.9%
Alliant Techsystems, Inc. (B+/B1)
	2,500,000	6.750	04/01/16	2,500,000
Communications & Power Industries, Inc. (B-/B2)
	2,000,000	8.000	02/01/12	2,040,000
DRS Technologies, Inc. (B/B3)
	1,625,000	6.875	11/01/13	1,620,937
	3,000,000	7.625	02/01/18	3,045,000
Heckler Koch GMBH (B-/B2)
EUR	2,000,000	9.250	07/15/11	2,632,766
L-3 Communications Corp. (BB+/Ba3)
	$3,500,000	6.125	01/15/14	3,377,500
	3,000,000	5.875	01/15/15	2,842,500

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

	Principal	Interest	Maturity
	Amount ·	Rate	Date	Value
Corporate Bonds — (continued)
Defense — (continued)
	$8,500,000	6.375%	10/15/15	$8,255,625

				26,314,328

Energy — Coal — 0.4%
Arch Western Finance LLC (BB-/B1)
	2,000,000	6.750	07/01/13	1,980,000
Massey Energy Co. (B+/B2)
	4,000,000	6.875	12/15/13	3,710,000
Peabody Energy Corp. (BB/Ba1)
	4,000,000	6.875	03/15/13	4,040,000
	1,750,000	7.375	11/01/16	1,828,750

				11,558,750

Energy — Exploration & Production — 2.0%
Chesapeake Energy Corp. (BB/Ba2)
	4,750,000	6.375	06/15/15	4,607,500
	4,250,000	6.625	01/15/16	4,138,437
	8,000,000	6.875	01/15/16	7,920,000
	9,250,000	6.500	08/15/17	8,833,750
Encore Acquisition Co. (B/B1)
	8,250,000	6.000	07/15/15	7,383,750
	2,250,000	7.250	12/01/17	2,137,500
EXCO Resources, Inc. (B-/B3)
	3,000,000	7.250	01/15/11	3,037,500
KCS Energy, Inc. (B-/B3)
	2,375,000	7.125	04/01/12	2,268,125
Newfield Exploration Co. (BB-/Ba3)
	4,250,000	6.625	04/15/16	4,143,750
Pogo Producing Co. (B+/B1)
	1,250,000	7.875	05/01/13	1,262,500
	4,750,000	6.875	10/01/17	4,476,875
Quicksilver Resources, Inc. (B/B1)
	2,000,000	7.125	04/01/16	1,950,000
Range Resources Corp. (B/B1)
	3,500,000	6.375	03/15/15	3,373,125
Vintage Petroleum, Inc. (A-/A3)
	2,000,000	8.250	05/01/12	2,090,781
Whiting Petroleum Corp. (B/B1)
	2,500,000	7.250	05/01/13	2,481,250

				60,104,843

Energy — Services — 0.1%
Aker Kvaerner ASA (WR)
EUR	2,750,000	8.375	06/15/11	3,920,230

Entertainment & Leisure — 1.0%
AMC Entertainment, Inc. (B-/Ba3)
	$1,875,000	8.625	08/15/12	1,968,750
Festival Fun Parks LLC (B3)
	2,750,000	10.875	04/15/14	2,791,250
HRP Myrtle Beach Operations LLC (B/B2)(a)(b)
	1,750,000	10.120	04/01/12	1,754,375
Six Flags, Inc. (CCC/Caa1)
	3,250,000	9.750	04/15/13	3,136,250
Universal City Development Partners (B-/B2)
	8,750,000	11.750	04/01/10	9,329,688

Principal		Interest	Maturity
Amount ·		Rate	Date	Value
Corporate Bonds — (continued)
Entertainment & Leisure — (continued)
Universal City Florida Holding Co. (B-/B3)
	$1,000,000	8.375%	05/01/10	$1,022,500
Warner Music Group (B/B2)
	5,625,000	7.375	04/15/14	5,575,781
WMG Holdings Corp. (B/B2)(e)
	4,550,000	9.500	12/15/14	3,651,375

				29,229,969

Environmental — 1.0%
Allied Waste North America, Inc. (BB-/B2)
	2,500,000	8.500	12/01/08	2,606,250
	2,000,000	6.500	11/15/10	2,002,500
	2,625,000	6.375	04/15/11	2,625,000
	2,250,000	7.875	04/15/13	2,317,500
	3,000,000	6.125	02/15/14	2,857,500
	8,250,000	7.250	03/15/15	8,260,313
Allied Waste North America, Inc. Series B (BB-/B2)
	2,250,000	7.125	05/15/16	2,244,375
Waste Services (CCC/Caa1)
	4,500,000	9.500	04/15/14	4,758,750
WCA Waste Corp. (B-/B3)
	1,688,000	9.250	06/15/14	1,768,180

				29,440,368

Finance — 1.8%
ETrade Financial Corp. (BB-/Ba2)
	4,000,000	7.375	09/15/13	4,150,000
General Motors Acceptance Corp. (BB+/Ba1)
EUR	1,500,000	4.750	09/14/09	1,946,033
	$3,000,000	7.250	03/02/11	3,092,037
	18,500,000	6.875	09/15/11	18,836,243
	5,500,000	6.750	12/01/14	5,590,557
	8,500,000	8.000	11/01/31	9,551,875
General Motors Corp. (B-/Caa1)
EUR	2,000,000	7.250	07/03/13	2,567,598
GMAC Canada Ltd. (BB+/Ba1)
GBP	500,000	6.625	12/17/10	982,349
NCO Group, Inc. (B-/Caa1)(b)
	$7,250,000	11.875	11/15/14	7,503,750

				54,220,442

Food — 1.3%
Barry Callebaut Services N.V. (BB-/Ba3)
EUR	3,000,000	9.250	03/15/10	4,110,438
Dean Foods Co. (BB-/Ba2)
	$3,000,000	7.000	06/01/16	3,037,500
Dole Food Co. (B-/Caa1)
	3,500,000	8.625	05/01/09	3,543,750
	3,000,000	8.875	03/15/11	2,985,000
Eagle Family Foods (CCC-/Caa2)
	3,500,000	8.750	01/15/08	2,673,125
Michael Foods, Inc. (B-/B3)
	4,500,000	8.000	11/15/13	4,590,000
Pilgrim’s Pride Corp. (B/B1)
	4,000,000	7.625	05/01/15	3,960,000

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal		Interest	Maturity
Amount ·		Rate	Date	Value
Corporate Bonds — (continued)
Food — (continued)
Pilgrim’s Pride Corp. (B/B2)
	$2,000,000	8.375%	05/01/17	$1,970,000
Pinnacle Foods Holding Corp. (B-/B3)
	11,250,000	8.250	12/01/13	11,615,625

				38,485,438

Gaming — 5.8%
Boyd Gaming Corp. (B+/Ba3)
	2,000,000	8.750	04/15/12	2,097,500
	2,000,000	6.750	04/15/14	1,960,000
	1,000,000	7.125	02/01/16	977,500
Buffalo Thunder Development Authority (B/B2)(b)
	2,500,000	9.375	12/15/14	2,540,625
Caesars Entertainment, Inc. (BB/Baa3)
	1,500,000	7.500	09/01/09	1,552,500
CCM Merger, Inc. (CCC+/B3)(b)
	3,500,000	8.000	08/01/13	3,465,000
Chukchansi Economic Development Authority (BB-/B2)(b)
	4,000,000	8.000	11/15/13	4,140,000
Circus & Eldorado (B/B2)
	3,500,000	10.125	03/01/12	3,679,375
Cirsa Finance Luxembourg SA (B/B2)
EUR	5,000,000	8.750	05/15/14	6,647,082
Codere Finance Luxembourg SA (B/B2)
	13,000,000	8.250	06/15/15	18,002,513
French Lick Resorts & Casino LLC (B-/B3)(b)
	$3,000,000	10.750	04/15/14	2,782,500
Galaxy Entertainment Finance Co., Ltd. (B+/B1)(b)
	1,250,000	9.875	12/15/12	1,340,625
Greektown Holdings LLC (CCC+/B3)(b)
	3,250,000	10.750	12/01/13	3,461,250
Harrah’s Operating Co., Inc. (BB/Baa3)
	8,000,000	5.625	06/01/15	6,950,000
	3,000,000	6.500	06/01/16	2,730,000
Herbst Gaming, Inc. (B-/B3)
	2,000,000	8.125	06/01/12	2,040,000
Isle of Capri Casinos, Inc. (B/B1)
	1,500,000	9.000	03/15/12	1,567,500
	3,250,000	7.000	03/01/14	3,201,250
Mandalay Resort Group (B+/B1)
	3,250,000	10.250	08/01/07	3,315,000
	2,000,000	9.375	02/15/10	2,152,500
MGM Mirage, Inc. (B+/B1)
	5,125,000	8.375	02/01/11	5,368,437
MGM Mirage, Inc. (BB/Ba2)
	2,000,000	8.500	09/15/10	2,140,000
	5,000,000	6.750	04/01/13	4,912,500
	2,000,000	5.875	02/27/14	1,855,000
	18,375,000	6.625	07/15/15	17,525,156
Mirage Resorts, Inc. (BB/Ba2)
	3,125,000	7.250	08/01/17	3,101,563
Mohegan Tribal Gaming Authority (B/Ba2)
	3,000,000	8.000	04/01/12	3,120,000
MTR Gaming Group, Inc. (B+/B1)
	3,000,000	9.750	04/01/10	3,138,750

Principal	Interest	Maturity
Amount ·	Rate	Date	Value
Corporate Bonds — (continued)
Gaming — (continued)
Park Place Entertainment Corp. (B+/Ba1)
$5,000,000	7.875%	03/15/10	$5,250,000
2,500,000	8.125	05/15/11	2,640,625
Penn National Gaming, Inc. (B+/B1)
2,000,000	6.750	03/01/15	1,925,000
Pinnacle Entertainment, Inc. (B-/Caa1)
4,500,000	8.250	03/15/12	4,612,500
1,500,000	8.750	10/01/13	1,584,375
Pokagon Gaming Authority (B/B3)(b)
625,000	10.375	06/15/14	685,938
Poster Financial Group, Inc. (BB-/B3)(c)
2,000,000	8.750	12/01/11	2,090,000
River Rock Entertainment (B+/B2)
2,000,000	9.750	11/01/11	2,130,000
San Pasqual Casino (B+/B2)(b)
1,500,000	8.000	09/15/13	1,526,250
Snoqualmie Entertainment Authority (B/B3)(b)
1,000,000	9.125	02/01/15	1,013,750
Station Casinos, Inc. (B/Ba3)
7,000,000	6.500	02/01/14	6,352,500
13,500,000	6.875	03/01/16	12,335,625
Turning Stone Casino Resort Enterprise (B+/Ba3)(b)
2,750,000	9.125	09/15/14	2,825,625
Wimar Opco LLC/Wimar Opco Finance Corp. (CCC+/B3)(b)
3,000,000	9.625	12/15/14	2,977,500
Wynn Las Vegas LLC (BB-/B1)
11,250,000	6.625	12/01/14	11,151,562

			174,865,376

Health Care — Medical Products — 1.0%
CDRV Investors, Inc. (CCC+/Caa1)(e)
17,750,000	9.625	01/01/15	14,155,625
Fisher Scientific International, Inc. (BBB/Baa3)
2,250,000	6.125	07/01/15	2,223,526
VWR International, Inc. (CCC+/B3)
12,625,000	8.000	04/15/14	13,035,313

			29,414,464

Health Care — Pharmaceutical — 0.6%
Angiotech Pharmaceuticals, Inc. (B-/B2)(b)
3,000,000	7.750	04/01/14	2,760,000
Biovail Corp. (BB-/B1)
3,000,000	7.875	04/01/10	3,060,000
Elan Finance PLC/Elan Finance Corp. (B/B3)
5,250,000	7.750	11/15/11	5,046,563
1,500,000	8.875 (b)	12/01/13	1,503,750
Mylan Laboratories, Inc. (BBB-/Ba1)
1,000,000	6.375	08/15/15	978,082
The Cooper Cos., Inc. (BB-/Ba3)(b)
1,000,000	7.125	02/15/15	1,010,000
Warner Chilcott Corp. (B-/Caa1)
4,981,000	8.750	02/01/15	5,167,787

			19,526,182

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount ·	Rate	Date	Value
Corporate Bonds — (continued)
Health Care — Services — 3.5%
Accellent, Inc. (B-/Caa2)
$8,250,000	10.500%	12/01/13	$8,641,875
Alliance Imaging, Inc. (B-/B3)
4,000,000	7.250	12/15/12	3,870,000
AmeriPath, Inc. (B-/B3)
6,000,000	10.500	04/01/13	6,510,000
CRC Health Corp. (CCC+/Caa1)
2,125,000	10.750	02/01/16	2,326,875
DaVita, Inc. (B/B2)
5,250,000	7.250	03/15/15	5,302,500
HCA, Inc. (B-/Caa1)
11,000,000	6.250	02/15/13	9,735,000
5,000,000	6.750	07/15/13	4,512,500
6,500,000	6.375	01/15/15	5,508,750
HCA, Inc. (BB-/B2)(b)
2,000,000	9.125	11/15/14	2,130,000
9,250,000	9.250	11/15/16	9,874,375
4,000,000	9.625	11/15/16	4,305,000
Omnicare, Inc. (BB+/Ba3)
2,000,000	6.875	12/15/15	1,980,000
Psychiatric Solutions, Inc. (B-/B3)
1,666,000	10.625	06/15/13	1,836,765
1,500,000	7.750	07/15/15	1,507,500
Select Medical Corp. (CCC+/B2)
6,125,000	7.625	02/01/15	5,489,531
Senior Housing Properties Trust (BB+/Ba2)
1,950,000	7.875	04/15/15	2,025,563
Tenet Healthcare Corp. (CCC+/Caa1)
1,500,000	6.375	12/01/11	1,383,750
2,250,000	6.500	06/01/12	2,047,500
9,250,000	7.375	02/01/13	8,544,687
3,000,000	9.875	07/01/14	3,037,500
1,000,000	9.250	02/01/15	992,500
U.S. Oncology, Inc. (B-/B2)
4,000,000	9.000	08/15/12	4,260,000
U.S. Oncology, Inc. (B-/B3)
1,875,000	10.750	08/15/14	2,090,625
Vanguard Health Holding Co. I (CCC+/Caa1)(e)
3,500,000	11.250	10/01/15	2,808,750
Vanguard Health Holding Co. II (CCC+/Caa1)
3,500,000	9.000	10/01/14	3,587,500
Ventas Realty LP (BB+/Ba2)
2,000,000	9.000	05/01/12	2,225,000

			106,534,046

Home Construction — 0.4%
K. Hovnanian Enterprises, Inc. (BB/Ba1)
1,500,000	6.250	01/15/15	1,410,000
3,000,000	7.500	05/15/16	2,988,750
2,000,000	8.625	01/15/17	2,110,000
Kimball Hill, Inc. (B/B3)
2,250,000	10.500	12/15/12	2,210,625
Meritage Homes Corp. (BB-/Ba2)
4,000,000	6.250	03/15/15	3,720,000

			12,439,375

Principal	Interest	Maturity
Amount ·	Rate	Date	Value
Corporate Bonds — (continued)
Lodging — 0.6%
Gaylord Entertainment Co. (B-/B3)
$3,125,000	8.000%	11/15/13	$3,203,125
Host Hotels & Resorts LP (BB/Ba1)(b)
2,000,000	6.875	11/01/14	2,007,500
Host Marriott LP (BB/Ba1)
5,250,000	7.125	11/01/13	5,315,625
3,125,000	6.375	03/15/15	3,046,875
ITT Corp. (BBB-/Baa3)
2,000,000	7.375	11/15/15	2,055,000
Starwood Hotels & Resorts Worldwide, Inc. (BBB-/Baa3)
1,500,000	7.875	05/01/12	1,586,250

			17,214,375

Machinery — 0.3%
Case New Holland, Inc. (BB/Ba3)
3,000,000	7.125	03/01/14	3,067,500
Columbus Mckinnon Corp. (BB-/Ba2)
1,787,000	10.000	08/01/10	1,912,090
Douglas Dynamics LLC (B-/B3)(b)
500,000	7.750	01/15/12	466,250
Dresser-Rand Group, Inc. (B/B1)
4,067,000	7.375	11/01/14	4,097,503

			9,543,343

Media — 0.7%
DIRECTV Holdings LLC (BB-/Ba3)
3,500,000	8.375	03/15/13	3,666,250
500,000	6.375	06/15/15	475,000
EchoStar DBS Corp. (BB-/Ba3)
5,500,000	6.375	10/01/11	5,465,625
4,250,000	7.000	10/01/13	4,239,375
4,500,000	7.125	02/01/16	4,500,000
Lamar Media Corp. (B/Ba3)
500,000	7.250 (b)	01/01/13	431,250
2,500,000	7.250	01/01/13	2,531,250

			21,308,750

Media — Broadcasting & Radio — 1.0%
AMFM, Inc. (BB+/Baa3)
3,000,000	8.000	11/01/08	3,107,565
Clear Channel Communications, Inc. (BB+/Baa3)
5,000,000	5.750	01/15/13	4,652,648
5,000,000	5.500	09/15/14	4,425,852
4,000,000	5.500	12/15/16	3,385,395
CMP Susquehanna Corp. (CCC/B3)(b)
6,000,000	9.875	05/15/14	6,090,000
LIN Television Corp. (B-/B1)
5,500,000	6.500	05/15/13	5,300,625
Radio One, Inc. (B-/B1)
2,000,000	6.375	02/15/13	1,895,000

			28,857,085

Media — Cable — 3.9%
Adelphia Communications Corp. (WR)(d)
2,000,000	10.250	06/15/11	2,085,000

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal		Interest	Maturity
Amount ·		Rate	Date	Value
Corporate Bonds — (continued)
Media — Cable — (continued)
Atlantic Broadband Finance LLC (CCC+/Caa1)
	$3,250,000	9.375%	01/15/14	$3,331,250
Cablecom Luxembourg SCA (CCC+/B3)
EUR	2,500,000	8.000	11/01/16	3,307,249
Cablevision Systems Corp. (B+/B3)
	$7,875,000	8.000	04/15/12	7,943,906
CCH I Holdings LLC (CCC-/Caa3)
	3,250,000	9.920	04/01/14	2,925,000
	5,500,000	11.750	05/15/14	5,225,000
CCH I LLC (CCC-/Caa2)
	10,000,000	11.000	10/01/15	10,300,000
Charter Communications Holdings II (CCC-/Caa2)
	6,125,000	10.250	09/15/10	6,354,688
CSC Holdings, Inc. (B+/B2)
	8,250,000	8.125	07/15/09	8,549,062
	1,250,000	8.125	08/15/09	1,295,313
	2,000,000	7.625	04/01/11	2,060,000
	1,000,000	6.750 (b)	04/15/12	990,000
	2,750,000	6.750	04/15/12	2,722,500
FrontierVision Holdings LP (WR)(d)
	2,000,000	11.000	10/15/06	3,070,000
	2,000,000	11.875	09/15/07	2,780,000
Kabel Deutschland GmbH (B-/B2)
	3,125,000	10.625	07/01/14	3,484,375
Mediacom LLC (B/B3)
	3,000,000	9.500	01/15/13	3,078,750
NTL Cable PLC (B-/B2)
GBP	2,250,000	9.750	04/15/14	4,663,703
Ono Finance II (CCC+/B3)
EUR	6,750,000	8.000	05/16/14	9,193,500
Ono Finance PLC (CCC+/B3)
	3,500,000	10.500	05/15/14	5,154,747
Telenet Communications N.V. (B-/B2)
	2,054,250	9.000	12/15/13	2,931,759
Telenet Group Holding N.V. (CCC+/Caa1)(b)(e)
	$11,121,000	11.500	06/15/14	10,078,406
UPC Holding BV (CCC+/B3)
EUR	4,000,000	7.750	01/15/14	5,272,048
	8,000,000	8.625	01/15/14	10,856,900

				117,653,156

Metals — 1.7%
AK Steel Corp. (B+/B2)
	$1,000,000	7.875	02/15/09	1,002,500
	7,250,000	7.750	06/15/12	7,349,687
Aleris International, Inc. (B-/B3)(b)
	6,250,000	9.000	12/15/14	6,453,125
Aleris International, Inc. (B-/Caa1)(b)
	8,750,000	10.000	12/15/16	9,067,187
GrafTech Finance, Inc. (B-/B2)
	8,000,000	10.250	02/15/12	8,410,000
GrafTech International Ltd. (CCC+/B2)(c)
	1,500,000	1.625	01/15/24	1,247,948
Kloeckner Investment S.C.A. (B+/B2)
EUR	2,778,846	10.500	05/15/15	4,309,951

Principal		Interest	Maturity
Amount ·		Rate	Date	Value
Corporate Bonds — (continued)
Metals — (continued)
Novelis, Inc. (B/B2)
	$11,750,000	7.250%	02/15/15	$12,073,125

				49,913,523

Mining — 0.2%
OM Group, Inc. (B-/B3)
	6,000,000	9.250	12/15/11	6,255,000

Packaging — 3.8%
Berry Plastics Holding Corp. (CCC+/B2)(b)
	6,000,000	8.875	09/15/14	6,202,500
Consolidated Container Co. LLC (CCC/B3)(e)
	2,750,000	10.750	06/15/09	2,798,125
Consolidated Container Co. LLC (CCC/Caa2)
	3,000,000	10.125	07/15/09	2,992,500
Covalence Specialty Materials Corp. (CCC+/B3)(b)
	6,000,000	10.250	03/01/16	5,520,000
Crown Americas LLC (B/B1)
	8,000,000	7.750	11/15/15	8,280,000
Gerresheimer Holdings GMBH (B-/Caa1)
EUR	7,750,000	7.875	03/01/15	10,555,501
Graham Packaging Co., Inc. (CCC+/Caa1)
	$19,000,000	9.875	10/15/14	19,522,500
Graphic Packaging International, Inc. (B-/B3)
	12,500,000	9.500	08/15/13	13,281,250
Impress Holdings BV (B/B1)(a)(b)
EUR	1,000,000	6.882	09/15/13	1,345,317
Impress Holdings BV (CCC+/B3)(b)
	12,000,000	9.250	09/15/14	16,637,254
Owens Brockway Glass Container (B/B3)
	$2,500,000	8.250	05/15/13	2,612,500
	1,000,000	6.750	12/01/14	987,500
Owens Brockway Glass Container (BB-/Ba2)
	7,032,000	8.875	02/15/09	7,190,220
Pliant Corp.(f)
	392,585	13.000	07/15/10	225,736
Pliant Corp. (CCC/Caa1)
	2,000,000	11.125	09/01/09	1,995,000
Pregis Corp. (CCC+/Caa1)(b)
	6,250,000	12.375	10/15/13	6,875,000
Stichting Participatie Impress Cooperatieve UA(f)
EUR	750,000	17.000	09/29/49	1,067,932
Tekni-Plex, Inc. (C/Caa1)(b)
	$4,500,000	9.750	11/15/13	4,421,250
Tekni-Plex, Inc. (CCC-/B1)(b)
	1,000,000	11.875	08/15/12	1,120,000

				113,630,085

Paper — 3.2%
Abitibi-Consolidated, Inc. (B+/B2)
	7,565,000	8.550	08/01/10	7,716,300
Ainsworth Lumber Co. Ltd. (B/B2)
	4,000,000	7.250	10/01/12	3,160,000
	2,500,000	6.750	03/15/14	1,900,000

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal		Interest	Maturity
Amount ·		Rate	Date	Value
Corporate Bonds — (continued)
Paper — (continued)
Boise Cascade LLC (B+/B2)
	$5,000,000	7.125%	10/15/14	$4,875,000
Catalyst Paper Corp. (B+/B2)
	2,750,000	8.625	06/15/11	2,839,375
	1,500,000	7.375	03/01/14	1,470,000
Georgia-Pacific Corp. (B/B2)
	8,500,000	8.125	05/15/11	8,925,000
	1,000,000	9.500	12/01/11	1,097,500
	1,500,000	7.700	06/15/15	1,526,250
	2,750,000	7.750	11/15/29	2,732,813
Georgia-Pacific Corp. (B/Ba3)(b)
	4,500,000	7.000	01/15/15	4,471,875
	6,750,000	7.125	01/15/17	6,716,250
Jefferson Smurfit Corp. (CCC+/B2)
	5,500,000	8.250	10/01/12	5,500,000
	1,750,000	7.500	06/01/13	1,697,500
JSG Funding PLC (B-/B3)
EUR	4,125,000	10.125	10/01/12	5,806,421
JSG Funding PLC (B-/Caa1)
	3,000,000	7.750	04/01/15	4,017,574
	$2,000,000	7.750	04/01/15	2,025,000
JSG Holding PLC (B-/Caa2)(f)
EUR	4,426,111	11.500	10/01/15	6,129,317
NewPage Corp. (B-/B2)
	$5,500,000	10.000	05/01/12	5,981,250
Port Townsend Paper Corp. (D/WR)(b)(d)
	2,500,000	11.000	04/15/11	2,000,000
Smurfit Kappa Funding PLC (B-/B3)
	5,375,000	9.625	10/01/12	5,724,375
Stone Container Finance (CCC+/B2)
	500,000	7.375	07/15/14	478,750
Verso Paper Holdings LLC (B/B2)(b)
	4,250,000	9.125	08/01/14	4,451,875
Verso Paper Holdings LLC (CCC+/B3)(b)
	4,500,000	11.375	08/01/16	4,758,750

				96,001,175

Printing — 0.2%
SGS International, Inc. (B-/B3)
	4,750,000	12.000	12/15/13	4,963,750

Publishing — 4.7%
Advanstar Communications, Inc. (B/B1)
	5,000,000	10.750	08/15/10	5,375,000
Advanstar Communications, Inc. (CCC/Caa1)
	2,000,000	12.000	02/15/11	2,080,000
Advanstar, Inc.(e)
	2,500,000	15.000	10/15/11	2,590,625
American Media Operations, Inc. (CCC-/Caa2)
	2,000,000	8.875	01/15/11	1,830,000
Dex Media East LLC (B/B2)
	3,087,000	12.125	11/15/12	3,391,841
Dex Media West LLC (B/B2)
	6,744,000	9.875	08/15/13	7,334,100

Principal		Interest	Maturity
Amount ·		Rate	Date	Value
Corporate Bonds — (continued)
Publishing — (continued)
Dex Media, Inc. (B/B3)
	$1,250,000	8.000%	11/15/13	$1,303,125
	12,750,000	9.000 (e)	11/15/13	11,538,750
Idearc, Inc. (B+/B2)(b)
	8,000,000	8.000	11/15/16	8,140,000
Lighthouse International Co. SA (B/B2)
EUR	10,000,000	8.000	04/30/14	14,206,508
Nielsen Finance LLC (CCC+/B3)(b)
	$16,500,000	10.000	08/01/14	18,046,875
Nielsen Finance LLC (CCC+/Caa1)(b)(e)
	20,000,000	12.500	08/01/16	13,950,000
Primedia, Inc. (B/B2)
	4,000,000	8.875	05/15/11	4,060,000
	3,250,000	8.000	05/15/13	3,111,875
RH Donnelley Corp. (B/B3)
	3,500,000	6.875	01/15/13	3,345,000
	11,000,000	8.875	01/15/16	11,522,500
WDAC Subsidiary Corp. (CCC+/Caa1)
EUR	20,500,000	8.500	12/01/14	28,524,309
Ziff Davis Media, Inc. (CC)
	$459,485	12.000	08/12/09	80,273

				140,430,781

Real Estate — 0.1%
Crescent Real Estate Equities Ltd. (B/B1)
	2,000,000	9.250	04/15/09	2,045,000

Restaurants — 0.5%
Domino’s, Inc. (B/B2)
	4,011,000	8.250	07/01/11	4,176,454
Landry’s Restaurants, Inc. (B/B1)
	9,875,000	7.500	12/15/14	9,714,531

				13,890,985

Retailers — 2.0%
Bon-Ton Department Stores, Inc. (B-/B3)
	8,250,000	10.250	03/15/14	8,518,125
General Nutrition Center (CCC+/B3)
	7,500,000	8.500	12/01/10	7,800,000
General Nutrition Center (B1)
	2,000,000	8.625	01/15/11	2,115,000
GNC Parent Corp. (CCC+/Caa2)(a)(b)
	3,000,000	12.140	12/01/11	3,037,500
Michaels Stores, Inc. (CCC/B2)(b)
	5,500,000	10.000	11/01/14	5,843,750
Michaels Stores, Inc. (CCC/Caa1)(b)
	5,500,000	11.375	11/01/16	5,912,500
Neiman-Marcus Group, Inc. (B-/B2)
	5,000,000	9.000	10/15/15	5,468,750
Neiman-Marcus Group, Inc. (B-/B3)
	10,000,000	10.375	10/15/15	11,175,000
Victoria Acquisition II BV(f)
EUR	2,835,000	11.587	05/15/15	3,759,658

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal		Interest	Maturity
Amount ·		Rate	Date	Value
Corporate Bonds — (continued)
Retailers — (continued)
Victoria Acquisition III B.V. (B-/B2)
EUR	3,625,000	7.875%	10/01/14	$5,185,294

				58,815,577

Retailers — Food & Drug — 1.1%
Ahold Lease USA, Inc. (BB+/Ba1)(e)
	$890,955	7.820	01/02/20	939,958
	2,000,000	8.620	01/02/25	2,170,000
Brake Bros. Finance PLC (CCC+/B3)
GBP	6,000,000	12.000	12/15/11	12,878,597
Ingles Markets, Inc. (B/B3)
	$4,000,000	8.875	12/01/11	4,175,000
Jean Coutu Group, Inc. (B-/B3)
	875,000	7.625	08/01/12	918,750
Jean Coutu Group, Inc. (B-/Caa2)
	6,000,000	8.500	08/01/14	6,247,500
Rite Aid Corp. (B+/B3)
	2,000,000	9.500	02/15/11	2,090,000
Supervalu, Inc. (B/B1)
	4,250,000	7.500	11/15/14	4,420,000

				33,839,805

Services Cyclical — Business Services — 0.9%
Carlson Wagonlit BV (B-/B2)(a)(b)
EUR	3,000,000	9.306	05/01/15	4,120,409
Cornell Co., Inc. (CCC+/B2)
	$1,500,000	10.750	07/01/12	1,633,125
Corrections Corp. of America (BB-/Ba2)
	2,000,000	7.500	05/01/11	2,050,000
	625,000	6.750	01/31/14	625,000
Iron Mountain, Inc. (B/B3)
	4,000,000	8.625	04/01/13	4,105,000
Savcio Holdings Pty Ltd. (B+/B2)
EUR	2,000,000	8.000	02/15/13	2,743,550
West Corp. (B-/Caa1)(b)
	$6,500,000	9.500	10/15/14	6,581,250
	5,000,000	11.000	10/15/16	5,175,000

				27,033,334

Services Cyclical — Consumer Services — 0.1%
Brickman Group Ltd. (WR)
	2,000,000	11.750	12/15/09	2,135,000
Service Corp. International (BB-/B1)
	1,000,000	7.700	04/15/09	1,035,000

				3,170,000

Services Cyclical — Distribution/Logistics — 1.7%
ACCO Brands Corp. (B/B2)
	7,500,000	7.625	08/15/15	7,359,375
Ray Acquisition SCA (CCC+/Caa1)
EUR	30,000,000	9.375	03/15/15	44,183,543

				51,542,918

Services Cyclical — Rental Equipment — 1.7%
Ahern Rentals, Inc. (B/B3)
	$3,000,000	9.250	08/15/13	3,120,000

Principal		Interest	Maturity
Amount ·		Rate	Date	Value
Corporate Bonds — (continued)
Services Cyclical — Rental Equipment — (continued)
Ashtead Capital, Inc. (B/B3)(b)
	$2,000,000	9.000%	08/15/16	$2,137,500
Ashtead Holdings PLC (B/B3)(b)
	1,000,000	8.625	08/01/15	1,043,750
Hertz Corp. (B/B1)
	10,750,000	8.875	01/01/14	11,421,875
Hertz Corp. (B/B2)
	9,000,000	10.500	01/01/16	10,125,000
Rental Service Corp. (B-/Caa1)(b)
	7,000,000	9.500	12/01/14	7,332,500
United Rentals North America, Inc. (B/B3)
	6,250,000	7.750	11/15/13	6,289,062
	5,000,000	7.000	02/15/14	4,912,500
Williams Scotsman, Inc. (B+/B3)
	5,500,000	8.500	10/01/15	5,713,125

				52,095,312

Technology — Hardware — 3.0%
Avago Technologies Finance (B/B2)(b)
	7,500,000	10.375	12/01/13	7,950,000
Avago Technologies Finance (CCC+/Caa1)(b)
	5,000,000	11.875	12/01/15	5,450,000
Freescale Semiconductor, Inc. (B/B1)(b)
	4,750,000	8.875	12/15/14	4,726,250
	10,000,000	9.125	12/15/14	9,925,000
Freescale Semiconductor, Inc. (B/B2)(b)
	6,500,000	10.125	12/15/16	6,475,625
Lucent Technologies, Inc. (B+/Ba3)
	4,000,000	5.500	11/15/08	3,970,000
	10,000,000	6.450	03/15/29	9,200,000
MagnaChip Semiconductor (B+/B1)
	1,500,000	6.875	12/15/11	1,230,000
MagnaChip Semiconductor (B-/B3)
	3,000,000	8.000	12/15/14	1,882,500
Nortel Networks Corp. (B-/B3)
	2,000,000	4.250	09/01/08	1,941,076
Nortel Networks Ltd. (B-/B3)(b)
	4,375,000	10.125	07/15/13	4,801,563
	2,000,000	10.750	07/15/16	2,220,000
NXP BV/NXP Funding LLC (B+/B2)
EUR	1,875,000	8.625	10/15/15	2,514,039
	$7,500,000	9.500 (b)	10/15/15	7,762,500
NXP BV/NXP Funding LLC (BB+/Ba2)(b)
	4,250,000	7.875	10/15/14	4,409,375
Spansion, Inc. (B/Caa1)(b)
	7,125,000	11.250	01/15/16	7,516,875
Xerox Capital Trust I (B+/Ba1)
	2,250,000	8.000	02/01/27	2,295,000
Xerox Corp. (BB+/Baa3)
EUR	2,000,000	9.750	01/15/09	2,873,885
	$2,250,000	9.750	01/15/09	2,407,500
	2,000,000	7.625	06/15/13	2,080,000

				91,631,188

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal		Interest	Maturity
Amount ·		Rate	Date	Value
Corporate Bonds — (continued)
Technology — Software/Services — 1.7%
Serena Software, Inc. (CCC+/Caa1)
	$3,500,000	10.375%	03/15/16	$3,780,000
Sungard Data Systems, Inc. (B-/Caa1)
	11,500,000	9.125	08/15/13	12,132,500
	12,750,000	10.250	08/15/15	13,706,250
Travelport, Inc. (B-/Caa1)(b)
	12,375,000	9.875	09/01/14	12,993,750
	6,750,000	11.875	09/01/16	7,306,875

				49,919,375

Telecommunications — 2.1%
BCM Ireland Preferred Equity Ltd. (B-)(f)
EUR	3,625,000	10.814	02/15/17	4,736,453
Citizens Communications Co. (BB+/Ba2)
	$7,125,000	9.250	05/15/11	7,908,750
Level 3 Financing, Inc. (CCC-/B3)(b)
	7,000,000	9.250	11/01/14	7,175,000
Nordic Telephone Co. Holdings (B/B2)
EUR	8,125,000	8.250	05/01/16	11,635,448
	$8,500,000	8.875 (b)	05/01/16	9,254,375
Qwest Capital Funding, Inc. (B+/B1)
	750,000	7.000	08/03/09	761,250
	6,750,000	7.900	08/15/10	7,070,625
Qwest Communications International, Inc. (B+/Ba3)
	2,000,000	7.500	02/15/14	2,065,000
Qwest Corp. (BB+/Ba1)
	4,000,000	8.875	03/15/12	4,435,000
	1,250,000	7.500	10/01/14	1,321,875
	3,000,000	6.875	09/15/33	2,842,500
Windstream Corp. (BB-/Ba3)
	4,625,000	8.625	08/01/16	5,047,031

				64,253,307

Telecommunications — Cellular — 3.2%
Alamosa Delaware, Inc. (BBB/Baa3)
	1,787,000	11.000	07/31/10	1,926,944
	1,500,000	8.500	01/31/12	1,593,925
American Cellular Corp. (CCC/B3)
	5,500,000	10.000	08/01/11	5,857,500
American Tower Corp. (BB-/Ba3)
	4,875,000	7.125	10/15/12	5,033,437
American Towers, Inc. (BB-/Ba2)
	1,000,000	7.250	12/01/11	1,032,500
Cell C Ltd. (B+/B3)
EUR	1,750,000	8.625	07/01/12	2,303,670
Centennial Cellular Communications (CCC/B2)
	$1,500,000	10.125	06/15/13	1,616,250
Digicel Ltd. (B3)(b)
	2,250,000	9.250	09/01/12	2,407,500
Dobson Communications Corp. (CCC/Caa2)
	2,000,000	8.875	10/01/13	2,067,500
Hellas Telecommunications III (CCC+/B3)
EUR	7,125,000	8.500	10/15/13	10,098,921
Horizon PCS, Inc. (B-/B3)
	$1,125,000	11.375	07/15/12	1,250,156

Principal		Interest	Maturity
Amount ·		Rate	Date	Value
Corporate Bonds — (continued)
Telecommunications — Cellular — (continued)
Nextel Communications, Inc. (BBB/Baa3)
	$3,500,000	5.950%	03/15/14	$3,413,509
	14,000,000	7.375	08/01/15	14,379,846
Nextel Partners, Inc. (BBB/WR)
	4,000,000	8.125	07/01/11	4,166,149
Rogers Wireless Communications, Inc. (BB+/Ba1)
	2,000,000	7.500	03/15/15	2,170,000
Rogers Wireless, Inc. (BB-/Ba2)
	5,000,000	8.000	12/15/12	5,312,500
Rural Cellular Corp. (CCC/B3)
	4,000,000	9.875	02/01/10	4,245,000
Wind Acquisition Finance SA (B-/B2)
EUR	6,375,000	9.750	12/01/15	9,503,250
Wind Acquisition Finance SA (B-/B2)(b)
	$16,750,000	10.750	12/01/15	19,325,312

				97,703,869

Telecommunications — Satellites — 1.1%
Inmarsat Finance II PLC (B+/B1)(e)
	6,000,000	10.375	11/15/12	5,587,500
Inmarsat Finance PLC (B+/Ba3)
	1,000,000	7.625	06/30/12	1,038,750
Intelsat Bermuda Ltd. (B/Caa1)(b)
	4,250,000	11.250	06/15/16	4,791,875
Intelsat Bermuda Ltd. (B+/B2)(b)
	2,750,000	9.250	06/15/16	3,007,813
Intelsat Corp. (B/B2)(b)
	1,500,000	9.000	06/15/16	1,627,500
Intelsat Ltd. (B/B3)(e)
	2,500,000	9.250	02/01/15	2,031,250
Intelsat Ltd. (B/Caa1)
	6,500,000	7.625	04/15/12	6,240,000
Intelsat Ltd. (B/Caa1)
	1,000,000	6.500	11/01/13	882,500
Intelsat Subsidiary Holding Co. Ltd. (B+/B2)
	4,375,000	8.250	01/15/13	4,528,125
PanAmSat Corp. (B/B2)
	4,162,000	9.000	08/15/14	4,489,757

				34,225,070

Textiles & Apparel — 0.5%
Oxford Industries, Inc. (B/B1)
	3,500,000	8.875	06/01/11	3,605,000
Propex Fabrics, Inc. (CCC/Caa1)
	4,500,000	10.000	12/01/12	3,976,875
Quiksilver, Inc. (BB-/Ba3)
	6,250,000	6.875	04/15/15	6,093,750
Warnaco, Inc. (B+/B1)
	2,000,000	8.875	06/15/13	2,120,000

				15,795,625

Tobacco — 0.2%
Alliance One International, Inc. (B-/B2)
	6,000,000	11.000	05/15/12	6,517,500

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount ·	Rate	Date	Value
Corporate Bonds — (continued)
Transportation — 0.1%
Stena AB (BB-/Ba3)
$2,000,000	9.625%	12/01/12	$2,150,000
1,000,000	7.500	11/01/13	1,015,000

			3,165,000

Utilities — Distribution — 0.6%
AmeriGas Partners L.P. (B1)
2,000,000	7.250	05/20/15	1,977,500
AmeriGas Partners LP/AmeriGas Eagle Finance Corp. (B1)
3,625,000	7.125	05/20/16	3,543,438
Inergy LP/Inergy Finance Corp. (B/B1)
2,500,000	6.875	12/15/14	2,412,500
3,000,000	8.250	03/01/16	3,105,000
Sabine Pass LNG LP (BB/Ba3)(b)
4,000,000	7.500	11/30/16	3,930,000
Suburban Propane Partners LP (B-/B1)
3,000,000	6.875	12/15/13	2,910,000

			17,878,438

Utilities — Electric — 3.4%
AES Corp. (B/B1)
5,250,000	9.500	06/01/09	5,578,125
5,250,000	9.375	09/15/10	5,670,000
Allegheny Energy Supply Co. LLC (BB-/Ba3)(b)
5,000,000	8.250	04/15/12	5,462,500
Calpine Corp. (D)(b)(d)
1,250,000	8.500	07/15/10	1,303,125
2,750,000	9.875	12/01/11	3,004,375
3,000,000	8.750	07/15/13	3,135,000
Dynegy Holdings, Inc. (B-/B2)
3,000,000	8.750	02/15/12	3,180,000
2,375,000	8.375	05/01/16	2,517,500
1,500,000	7.125	05/15/18	1,462,500
Edison Mission Energy (BB-/B1)
2,000,000	7.500	06/15/13	2,080,000
Elwood Energy LLC (BB-/Ba1)
2,359,950	8.159	07/05/26	2,489,530
Ipalco Enterprises, Inc. (BB-/Ba1)
1,500,000	8.625	11/14/11	1,635,000
Midwest Generation LLC (B+/Ba2)(c)
9,000,000	8.750	05/01/34	9,731,250
Midwest Generation LLC (BB-/Ba2)
842,789	8.300	07/02/09	868,072
4,174,001	8.560	01/02/16	4,575,749
Mirant Americas Generation LLC (B-/Caa1)
7,500,000	8.300	05/01/11	7,659,375
Mirant Mid-Atlantic LLC (BB/Ba2)
2,236,320	9.125	06/30/17	2,521,450
Mirant North America LLC (B-/B2)
5,000,000	7.375	12/31/13	5,106,250
Mission Energy Holding Co. (B/B2)
4,500,000	13.500	07/15/08	4,938,750
NRG Energy, Inc. (B-/B1)
5,000,000	7.250	02/01/14	5,012,500
11,750,000	7.375	02/01/16	11,779,375
4,500,000	7.375	01/15/17	4,494,375

Principal		Interest	Maturity
Amount ·		Rate	Date	Value
Corporate Bonds — (continued)
Utilities — Electric — (continued)
Orion Power Holdings, Inc. (B-/B2)
	$1,500,000	12.000%	05/01/10	$1,725,000
Reliant Resources, Inc. (B/B2)
	3,000,000	9.250	07/15/10	3,157,500
	1,250,000	9.500	07/15/13	1,337,500
South Point Energy Center LLC (D/WR)(b)(d)
	646,055	8.400	05/30/12	626,674

				101,051,475

Utilities — Pipelines — 3.5%
El Paso Corp. (B/B2)
	2,000,000	7.625	09/01/08	2,047,500
EUR	5,000,000	7.125	05/06/09	6,777,417
	$4,250,000	7.750	06/15/10	4,441,250
	1,000,000	10.750	10/01/10	1,137,500
	2,000,000	7.875	06/15/12	2,110,000
	3,000,000	7.375	12/15/12	3,112,500
	8,000,000	7.800	08/01/31	8,540,000
	3,750,000	7.750	01/15/32	4,003,125
	2,000,000	7.420	02/15/37	2,040,000
El Paso Natural Gas Co. (B+/Ba1)
	2,875,000	8.625	01/15/22	3,414,062
	2,375,000	7.500	11/15/26	2,594,688
	4,250,000	8.375	06/15/32	5,062,812
El Paso Production Holding Co. (B+/B1)
	6,000,000	7.750	06/01/13	6,180,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. (B/B2)(b)
	3,500,000	8.500	07/15/16	3,613,750
Regency Energy Partners LP/Regency Energy Finance Corp. (B/B2)(b)
	4,250,000	8.375	12/15/13	4,260,625
Sonat, Inc. (B/B2)
	1,000,000	7.625	07/15/11	1,045,000
Southern Natural Gas Co. (B+/Ba1)
	3,000,000	8.875	03/15/10	3,142,500
	3,000,000	7.350	02/15/31	3,247,500
	3,000,000	8.000	03/01/32	3,468,750
Southern Star Central Corp. (BB+/Ba2)
	1,000,000	6.750	03/01/16	997,500
Targa Resources, Inc. (B-/B3)(b)
	3,000,000	8.500	11/01/13	3,007,500
Tennessee Gas Pipeline Co. (B+/Ba1)
	3,000,000	7.000	10/15/28	3,116,250
	3,750,000	8.375	06/15/32	4,481,250
	1,500,000	7.625	04/01/37	1,668,750
The Williams Cos., Inc. (BB-/Ba2)
	6,500,000	8.125	03/15/12	7,003,750
	3,000,000	7.625	07/15/19	3,202,500
	11,000,000	7.875	09/01/21	11,825,000
	1,000,000	7.500	01/15/31	1,040,000

				106,581,479

TOTAL CORPORATE BONDS				$2,787,387,998

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount ·	Rate	Date	Value
Emerging Market Debt — 0.8%
Federal Republic of Brazil (BB/Ba2)
$5,490,000	7.125%	01/20/37	$5,769,990
3,700,000	11.000	08/17/40	4,867,350
Republic of Argentina (B+/B3)(a)
14,100,000	5.590	08/03/12	13,385,599

TOTAL EMERGING MARKET DEBT			$24,022,939

Shares	Description	Value
Common Stocks* — 0.5%
2,731	APP China Group Ltd.	$95,585
24,334	Axiohm Transaction Solutions, Inc.	243
3,157	Crunch Equity Holding, LLC	3,393,747
538	General Chemical Industrial Product, Inc.	149,860
27,944	Hayes Lemmerz International, Inc.	127,704
195,700	Huntsman Corp.	4,092,087
8,366	iPCS, Inc.	445,991
7,393	JSG Funding PLC	3,276
11,243	Mattress Discounters	—
55,738	NTL, Inc.	1,518,861
1,656	Nycomed	22
567,500	Parmalat SpA(b)	2,547,848
351	Pliant Corp.	4
33,975	Polymer Group, Inc.	849,375
103,389	Viasystems Group, Inc.	904,654
3,044	WRC Media, Inc.(b)	30

TOTAL COMMON STOCKS		$14,129,287

		Dividend	Maturity
Shares		Rate	Date	Value
Preferred Stocks — 0.2%
Dobson Communications Corp.(b)
	3,876	6.000	08/19/16	$691,943
Lucent Technologies Capital Trust I
	1,000	7.750	03/15/17	1,031,000
Pliant Corp.
	2,796	13.000	09/01/09	1,349,014
Spanish Broadcasting Systems, Inc.(c)(f)
	2,994	10.750	10/15/13	3,323,340
Ziff Davis Holdings, Inc.
	120	10.000	03/31/10	12,000

TOTAL PREFERRED STOCKS				$6,407,297

	Expiration
Units	Date	Value
Warrants* — 0.0%
Advanstar Holdings Corp.(b)
2,875	10/15/11	$29
Avecia Group PLC (Ordinary)(b)
40,000	07/01/10	400
Avecia Group PLC (Preferred)(b)
40,000	01/01/10	400

	Expiration
Units	Date	Value
Warrants* — (continued)
General Chemical Industrial Product, Inc. Series A
311	04/30/11	$—
General Chemical Industrial Product, Inc. Series B
231	04/30/11	—
Knology, Inc.(b)
1,750	10/15/07	5,352
Mattress Discounters Holding Corp.(b)
750	07/15/07	8
MDP Acquisitions PLC(b)
2,500	10/01/13	38,750
Merrill Corp. Class A(b)
1,500	05/01/09	15
Parmalat SpA(b)
650	12/31/15	2,268
Ziff Davis Holdings, Inc.
22,000	08/12/12	220

TOTAL WARRANTS		$47,442

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 94.1%		$2,831,994,963

Principal	Interest	Maturity
Amount ·	Rate	Date	Value
Repurchase Agreement(g) — 4.3%
Joint Repurchase Agreement Account II
$130,200,000	5.280%	02/01/07	$130,200,000
Maturity Value: $130,219,096

TOTAL INVESTMENTS — 98.4%			$2,962,194,963

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.6%			47,045,214

NET ASSETS — 100.0%			$3,009,240,177

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

•The principal amount of each security is stated in the currency in which the bond is denominated. See below.

Currency Description

$	= U.S. Dollar
DEM	= German Mark
EUR	= Euro Currency
GBP	= British Pounds

(a) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2007.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $554,819,454, which represents approximately 18.0% of net assets as of January 31, 2007.

(c) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

(d) Security is currently in default/non-income producing.

(e) These securities are issued with a zero coupon or interest rate which increases to the stated rate at a set date in the future.

(f) Pay-in-kind securities.

(g) Joint repurchase agreement was entered into on January 31, 2007. Additional information appears in the Notes to the Schedule of Investments section.

Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investors Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2007, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency	Expiration	Value on		Unrealized
Purchase Contracts	Date	Settlement Date	Current Value	Gain (Loss)

Euro	02/16/07	$35,258,827	$35,361,672	$102,845
Euro	02/16/07	20,785,262	20,495,101	(290,161)

TOTAL OPEN FORWARD FOREIGN CURRENCY PURCHASE CONTRACTS		$56,044,089	$55,856,773	$(187,316)

Open Forward Foreign Currency	Expiration	Value on		Unrealized
Sale Contracts	Date	Settlement Date	Current Value	Gain (Loss)

British Pound	02/16/07	$26,042,910	$27,014,035	$(971,125)
Euro	02/16/07	1,000,304	987,780	12,524
Euro	02/16/07	472,576,042	478,207,266	(5,631,224)

TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS		$499,619,256	$506,209,081	$(6,589,825)

TAX INFORMATION — At January 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,838,969,382

Gross unrealized gain	161,577,927
Gross unrealized loss	(38,352,346)

Net unrealized security gain	$123,225,581

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments

January 31, 2007 (Unaudited)

Principal		Interest		Maturity
Amount ·		Rate		Date	Value
Sovereign Debt Obligations — 77.5%
Argentina — 8.1%
Republic of Argentina(a)
EUR	5,500,000	0.662%		12/15/35	$891,769
Republic of Argentina (B+)
ARS	8,815,290	2.000	(a)	01/03/16	4,993,004
	5,687,079	5.830	(a)	12/31/33	1,964,148
EUR	645,640	2.260	(b)	12/31/38	382,880
Republic of Argentina (B+/B3)(a)
	$5,036,250	5.590		08/03/12	4,781,080
Republic of Argentina (D/Ca)(c)
DEM	270,000	11.750		11/13/26	55,417
	$1,500,000	9.750		09/19/27	495,000
	572,400	12.000		06/19/31	193,185
Republic of Argentina (D/WR)(c)
DEM	540,000	10.500		11/14/02	112,903
	225,000	7.000		03/18/04	49,480
EUR	400,000	9.000		05/24/05	170,087
Republic of Argentina (Ca)(c)
DEM	800,000	11.750		05/20/11	177,927

					14,266,880

Brazil — 3.0%
Federal Republic of Brazil (BB/Ba2)
	$1,496,000	10.500		07/14/14	1,884,960
	3,080,000	8.000		01/15/18	3,401,860

					5,286,820

Bulgaria — 0.8%
Republic of Bulgaria (BBB+/Baa3)
	1,160,000	8.250		01/15/15	1,357,200

Colombia — 3.5%
Republic of Colombia (BB/Ba2)
COP	1,845,000,000	12.000		10/22/15	948,686
	$3,960,000	7.375		01/27/17	4,225,320
	830,000	8.375		02/15/27	946,200

					6,120,206

Croatia(a) — 0.0%
Republic of Croatia (BBB/Baa3)
	25,455	6.213		07/31/10	25,556

Dominican Republic — 0.6%
Dominican Republic (B/B3)
	983,679	9.040		01/23/18	1,127,788

Ecuador(b) — 1.1%
Republic of Ecuador (CCC/Caa2)
	2,425,000	10.000		08/15/30	1,891,500

El Salvador — 2.1%
Republic of El Salvador (BB+/Baa3)
	2,710,000	8.250		04/10/32	3,224,900
	440,000	7.650		06/15/35	495,000

					3,719,900

Fiji — 0.2%
Republic of Fiji (B+/Ba2)
	460,000	6.875		09/13/11	427,800

Principal		Interest		Maturity
Amount ·		Rate		Date	Value
Sovereign Debt Obligations — (continued)
Guatemala — 2.4%
Republic of Guatemala (BB/Ba2)
	$1,190,000	10.250%		11/08/11	$1,374,450
	2,500,000	9.250		08/01/13	2,875,000

					4,249,450

Indonesia — 1.4%
Republic of Indonesia (BB-/B1)
	2,260,000	7.500		01/15/16	2,457,750

Iraq — 0.6%
Republic of Iraq
	1,650,000	5.800		01/15/28	1,072,500

Ivory Coast — 0.1%
Ivory Coast
	465,500	2.000		03/30/18	109,393

Jamaica — 0.6%
Government of Jamaica (B/B1)
	903,000	9.000		06/02/15	986,528

Lebanon(a) — 0.9%
Republic of Lebanon MTN (B-)
	1,590,000	8.604		11/30/09	1,597,950

Malaysia — 1.0%
Malaysia (A-/A3)
	1,620,000	7.500		07/15/11	1,751,721

Mexico — 5.1%
Mexican Fixed Rate Bonds (A/Baa1)
MXN	81,530,000	8.000		12/19/13	7,445,598
United Mexican States (BBB/Baa1)
	$400,000	8.300		08/15/31	502,200
	1,040,000	6.750		09/27/34	1,102,400

					9,050,198

Panama — 3.1%
Republic of Panama (BB/Ba1)(d)
	1,610,000	9.375		04/01/29	2,109,100
Republic of Panama (BB/Ba1)
	3,300,000	6.700		01/26/36	3,357,750

					5,466,850

Peru — 3.7%
Republic of Peru (BB+/Ba3)
	3,895,000	8.375		05/03/16	4,527,937
	1,500,000	8.750		11/21/33	1,923,750

					6,451,687

Philippines — 7.4%
Republic of Philippines (BB-/B1)
	5,000	9.375	(d)	01/18/17	6,137
	1,300,000	10.625		03/16/25	1,834,560
Republic of Philippines (B1)
	10,235,000	7.500		09/25/24	11,117,257

					12,957,954

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal		Interest	Maturity
Amount ·		Rate	Date	Value
Sovereign Debt Obligations — (continued)
Poland — 2.2%
Republic of Poland (A-/A2)
PLN	11,450,000	6.000%	05/24/09	$3,935,872

Russia — 12.8%
Ministry Finance of Russia (BBB+/Baa2)
	$4,720,000	3.000	05/14/08	4,557,160
Russian Federation (BBB+/Baa2)(b)
	16,125,000	5.000	03/31/30	17,898,750

				22,455,910

Serbia(b) — 0.6%
Republic of Serbia (BB-)
	1,090,000	6.750	11/01/24	1,021,875

Turkey — 5.9%
Republic of Turkey (BB-/Ba3)
	3,450,000	9.500	01/15/14	4,002,000
	2,886,000	7.000	09/26/16	2,919,189
	600,000	7.375	02/05/25	612,000
	2,630,000	8.000	02/14/34	2,833,825

				10,367,014

Ukraine — 1.3%
Ukraine Government (BB-/B1)
	780,000	8.903 (a)	08/05/09	826,020
	1,380,000	6.875	03/04/11	1,414,776

				2,240,796

Uruguay — 3.4%
Republic of Uruguay (B+/B1)
	5,429,587	8.000	11/18/22	6,053,990

Venezuela — 5.3%
Republic of Venezuela (BB-/B2)
	2,830,000	6.000	12/09/20	2,539,925
	6,622,000	7.650	04/21/25	6,886,880

				9,426,805

Vietnam — 0.3%
Socialist Republic of Vietnam (BB/Ba3)
	50,000	6.875	01/15/16	53,250
Socialist Republic of Vietnam (BB/Ba3)(e)
	430,000	6.875	01/15/16	457,950

				511,200

TOTAL SOVEREIGN DEBT OBLIGATIONS				$136,389,093

Corporate Obligations — 4.8%
Brazil(e) — 0.3%
ISA Capital do Brasil SA (BB-)
	$176,000	7.875%	01/30/12	$179,080
	350,000	8.800	01/30/17	359,800

				538,880

Principal		Interest	Maturity
Amount ·		Rate	Date	Value
Corporate Obligations — (continued)
Peru(e) — 0.4%
IIRSA Norte Finance Ltd. (BB+/Ba2)
	$692,097	8.750%	05/30/24	$802,832

Russia — 0.8%
RSHB Capital SA for OJSC Russian Agricultural Bank (A3)(e)
	540,000	7.175	05/16/13	564,300
Reachcom Public Ltd.
RUB	13,000,000	10.500	07/27/07	491,094
VNESHTORGBANK
	12,000,000	7.000	04/13/09	468,323

				1,523,717

Trinidad and Tobago(e) — 0.5%
National Gas Co. of Trinidad & Tobago Ltd. (BBB+/A3)
	$880,000	6.050	01/15/36	845,754

Ukraine — 0.6%
Nak Naftogaz Ukrainy (Ba2)
	1,000,000	8.125	09/30/09	996,250

United States — 2.2%
Gaz Capital for Gazprom (BBB/A3)(e)
	1,000,000	6.212	11/22/16	987,500
MHP SA (B2)(e)
	230,000	10.250	11/30/11	236,900
Pemex Project Funding Master Trust (BBB/Baa1)
	1,770,000	7.375	12/15/14	1,919,565
Southern Copper Corp. (BBB-/Baa2)
	650,000	7.500	07/27/35	693,463

				3,837,428

TOTAL CORPORATE OBLIGATIONS				$8,544,861

Credit Linked Notes — 8.1%
Brazil(f) — 4.9%
Brazil Inflation Linked Credit Linked Note
BRL	4,265,000	6.000%	05/15/09	$2,220,198
	620,000	6.000	08/18/10	448,001
	1,100,000	6.000	05/19/15	752,995
	864,687	6.000	08/16/24	928,055
	2,940,000	6.000	05/15/45	1,197,703
	3,200,000	6.000	05/17/45	3,066,180

				8,613,132

Egypt(g) — 3.2%
Egyptian Credit Linked Note(h)
	$3,030,000	0.000	11/15/07	3,086,843

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal		Interest	Maturity
Amount ·		Rate	Date	Value
Credit Linked Notes — (continued)
Egypt(g) — (continued)
Egyptian Credit Linked Note
EGP	15,590,000	6.000%	10/25/07	$2,578,630

				5,665,473

TOTAL CREDIT LINKED NOTES				$14,278,605

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 90.4%				$159,212,559

Repurchase Agreement(i) — 8.6%
United States — 8.6%
Joint Repurchase Agreement Account II
$15,100,000	5.280%	02/01/07	$15,100,000
Maturity Value: $15,102,215

TOTAL INVESTMENTS — 99.0%			$174,312,559

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%			1,754,763

NET ASSETS — 100.0%			$176,067,322

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

•The principal amount of each security is stated in the currency in which the bond is denominated. See below.

Currency Description

$	= U.S. Dollar
ARS	= Argentine Peso
BRL	= Brazilian Real
COP	= Colombian Peso
DEM	= German Mark
EGP	= Egyptian Pound
EUR	= Euro Currency
MXN	= Mexican Peso
PLN	= Polish Zloty
RUB	= Russian Ruble
TRL	= Turkish Lira
TRY	= New Turkish Lira

(a) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2007.

(b) Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at January 31, 2007.

(c) Security is currently in default/non-income producing.

(d) Securities with “Call” or “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $4,434,116, which represents approximately 2.5% of net assets as of January 31, 2007.

(f) The underlying security is a government bond issued by the Federal Republic of Brazil.

(g) The underlying security is a government bond issued by the Arab Republic of Egypt.

(h) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(i) Joint repurchase agreement was entered into on January 31, 2007. Additional information appears in the Notes to the Schedule of Investments section.

Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investors Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
MTN	— Medium-Term Note

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2007, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and to sell foreign currencies:

Open Forward Foreign Currency	Expiration	Value on	Current	Unrealized
Purchase Contracts	Date	Settlement Date	Value	Gain

Brazilian Real	02/02/07	$1,634,610	$1,685,363	$50,753
Brazilian Real	05/07/07	1,654,249	1,661,493	7,244

TOTAL OPEN FORWARD FOREIGN CURRENCY PURCHASE CONTRACTS		$3,288,859	$3,346,856	$57,997

Open Forward Foreign Currency	Expiration	Value on	Current	Unrealized
Sale Contracts	Date	Settlement Date	Value	Gain (Loss)

Brazilian Real	02/21/07	$1,215,040	$1,247,819	$(32,779)
Brazilian Real	03/05/07	2,017,033	2,086,244	(69,211)
Brazilian Real	03/06/07	519,451	536,825	(17,374)
Brazilian Real	03/12/07	3,170,000	3,187,538	(17,538)
Brazilian Real	03/22/07	857,048	860,064	(3,016)
Euro	02/27/07	1,585,417	1,600,380	(14,963)
Mexican Peso	04/12/07	7,134,765	7,160,330	(25,565)
Polish Zloty	02/13/07	3,327,785	3,210,823	116,962
Polish Zloty	02/13/07	320,987	322,749	(1,762)

TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS		$20,147,526	$20,212,772	$(65,246)

SWAP CONTRACTS — At January 31, 2007, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACT

Rates Exchanged
	Notional		Payments	Payments
Swap	Amount	Termination	received by	made by	Unrealized
Counterparty	(000s)	Date	the Fund	the Fund	Gain

Salomon Smith Barney, Inc.	PLN 54,000	01/15/09	4.675%	6 month WIBO	$92

WIBO — Warsaw Interbank Offered Rate

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (Continued)

TOTAL RETURN INDEX SWAP CONTRACTS (UNFUNDED)

	Notional			Value
Swap	Amount	Termination	Reference	to be	Unrealized
Counterparty	(000s)	Date	Security	exchanged#	Gain

DMG & Partners	TRY 1,968	07/16/08	Turkey Government Bond	TRL Central Bank Deposit Rate + 0.750%	$28,393
DMG & Partners	TRY 664	07/16/08	Turkey Government Bond	TRL Central Bank Deposit Rate + 0.750%	11,510

TOTAL					$39,903

# The Fund does not make or receive periodic payments in accordance with the swap contracts. On termination date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued payments and the value of the reference security (notional multiplied by the price of the reference security, converted to US Dollars).

TOTAL RETURN INDEX SWAP CONTRACT (FULLY FUNDED)

	Notional			Payments	Upfront
Swap	Amount	Termination	Reference	received by	Payments	Unrealized
Counterparty	(000s)	Date	Security	the Fund*	made by the Fund	Gain

Deutsche Bank Securities, Inc.	TRY 6,500	08/13/08	Turkey Government Bond	TRL Central Bank Deposit Rate + 0.750%	$3,434,555	$51,266
Merrill Lynch	BRL 1,627	05/15/45	Brazilian Sovereign Bond	Inflation Linked Brazilian Local Bonds Index + 6.00%	925,357	163,242

TOTAL					$4,359,912	$214,508

* On termination date of the swap contract, the Fund will receive a payment from the counterparty equal to the value of the reference security (notional multiplied by the price of the reference security, converted to US Dollars).

TAX INFORMATION — At January 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$173,430,728

Gross unrealized gain	1,620,848
Gross unrealized loss	(739,017)

Net unrealized security gain	$881,831

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SPECIAL FOCUS FIXED INCOME FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (UNAUDITED)

Investment Valuation — Portfolio securities for which market quotations are readily available are valued at market value on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Investments in securities traded on a U.S. or foreign securities exchange (or the Nasdaq system) are valued daily at their last sales price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Portfolio securities for which market quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees.

Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The Funds may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Funds’ financial statements. The Funds record realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At January 31, 2007, the Funds had segregated sufficient cash and/or securities to cover any commitments under these contracts.

Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to segregate cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses.

     The use of futures contracts involves, to varying degrees, elements of market risk and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. The risk may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.

Options — The Funds may write and/or purchase call and put options on any securities in which the Funds may invest or any securities index consisting of securities in which they may invest. When the Funds write call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current market value of the option written. When a written option expires on its stipulated expiration date or the Funds enter into a closing purchase transaction, the Funds realize a gain or loss without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When a written call option is exercised, the Funds realize a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Funds purchase upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

     Upon the purchase of a call option or a put option by the Funds, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current market value of the option. If an option which the Funds have purchased expires on the stipulated expiration date, the Funds will realize a loss in the amount of the cost of the option. If the Funds enter into a closing sale transaction, the Funds will realize a gain or loss, depending on whether the sale proceeds for the closing sale transaction are greater or less than the cost of the option. If the Funds exercise a purchased put option, the Funds will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Funds exercise a purchased call option, the cost of the security which the Funds purchase upon exercise will be increased by the premium originally paid. Purchased over-the counter options are subject to the risk that the counterparty may default on its obligations, which could result in a loss to a Fund.

GOLDMAN SACHS SPECIAL FOCUS FIXED INCOME FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sale proceeds for the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a purchased put option, the Fund will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a purchased call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At January 31, 2007, the Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Fund	Amount

High Yield	$130,200,000

Emerging Markets Debt	15,100,000

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

ABN Amro, Inc.	$500,000,000	5.280%	01/31/07	$500,073,333

Banc of America Securities LLC	1,500,000,000	5.280	01/31/07	1,500,220,000

Barclays Capital PLC	1,000,000,000	5.280	01/31/07	1,000,146,667

Bear Stearns	750,000,000	5.280	01/31/07	750,110,000

Credit Suisse First Bank LLC	1,000,000,000	5.280	01/31/07	1,000,146,667

Deutsche Bank Securities, Inc.	1,000,000,000	5.280	01/31/07	1,000,146,667

Greenwich Capital Markets	300,000,000	5.280	01/31/07	300,044,000

Merrill Lynch	500,000,000	5.280	01/31/07	500,073,333

Morgan Stanley & Co.	500,000,000	5.280	01/31/07	500,073,333

UBS Securities LLC	1,500,000,000	5.280	01/31/07	1,500,220,000

Wachovia Capital Markets	250,000,000	5.280	01/31/07	250,036,667

TOTAL	$8,800,000,000			$8,801,290,667

At January 31, 2007, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.000% to 7.230%, due 02/09/07 to 11/01/16; Federal Home Loan Mortgage Association, 3.000% to 9.000%, due 05/01/08 to 11/01/46; Federal National Mortgage Association, 0.000% to 7.500%, due 03/01/07 to 01/01/47 and Government National Mortgage Association, 4.500% to 7.500%, due 02/15/07 to 01/15/37. The aggregate market value of the collateral, including accrued interest, was $8,926,723,285.

GOLDMAN SACHS SPECIAL FOCUS FIXED INCOME FUNDS

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Segregation Transactions — The Funds may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, swaps, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds may be required to segregate liquid assets with a current value equal to or greater than the market value of the corresponding transactions.

Swap Contracts — The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds, and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market, liquidity, elements of credit, legal and documentation risk in excess of amounts recognized in the Statement of Assets and Liabilities. The Funds may invest in the following type of swaps:

    An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specific prices, rates or indices for a specified amount of an underlying notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     A total return swap is an agreement that gives the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which is typically an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.
     Swaps are marked to market daily using either pricing vendor quotations, counterparty prices.

Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities (“TIPS”), specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index (“CPI”). The repayment of the adjusted bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date April 2, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date April 2, 2007

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date April 2, 2007

* Print the name and title of each signing officer under his or her signature.